As filed with the Securities and Exchange Commission on May 16, 2014
File Nos. 333-148886 and 811-22177

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
Registration Statement Under the Securities Act of 1933
Pre-Effective Amendment No. 2
and
Registration Statement Under the Investment Company Act of 1940
Amendment No. 8

EXCHANGE TRADED SPREADS TRUST
(Exact Name of Registrant as Specified in its Charter)

44 Montgomery Street, Suite 2100, San Francisco, California 94104
(Address of Principal Executive Office)

Registrant's Telephone Number: (415) 398-2727

STEPHEN C. ROGERS
44 Montgomery Street, Suite 2100, San Francisco, California 94104
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
|_|	immediately upon filing pursuant to Rule 485(b)
|_|	on ______________ pursuant to Rule 485(b)
|_|	60 days after filing pursuant to Rule 485(a)(1)
|_|	75 days after filing pursuant to Rule 485(a)(2)
|_|	on ______________ pursuant to Rule 485(a)

PLEASE SEND ALL COMMUNICATIONS, NOTICE, AND ORDER TO:

Stephen C. Rogers
ETSpreads, LLC
44 Montgomery Street, Suite 2100
San Francisco, CA 94104

WITH A COPY TO:
James M. Cain, Esq.
Sutherland Asbill & Brennan LLP
700 Sixth Street, NW., Suite 700
Washington, D.C. 20001-3980

EXCHANGE TRADED SPREADS TRUST
CONTENTS OF PRE-EFFECTIVE AMENDMENT

This Pre-Effective Amendment to the registration statement of the Registrant contains the following documents:

Facing Sheet

Contents of Pre-Effective Amendment

Part A -	Summary & Statutory Combined Prospectus for shares of Exchange Traded Spreads Trust

Part B -	Statement of Additional Information for shares of Exchange Traded Spreads Trust

Part C -	Other Information

Signature page

Prospectus dated May ___, 2014

NYSE Arca Ticker

ETSPREADS IG LONG CREDIT FUND	IGCL

ETSPREADS IG SHORT CREDIT FUND	IGCS

ETSPREADS HY LONG CREDIT FUND	HYCL

ETSPREADS HY SHORT CREDIT FUND	HYCS

This Prospectus provides important information about each of the Funds (individually a “Fund” and collectively “Funds”), which are a series of Exchange Traded Spreads Trust (the “Trust”). Before you invest, please read this Prospectus and the Fund’s Statement of Additional Information (“SAI”) carefully and keep it for future reference.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission nor has the U. S. Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

The information in this Prospectus is not complete and may be changed. The Fund may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

TABLE OF CONTENTS

ETSpreads IG Long Credit Fund	1
ETSpreads IG Short Credit Fund	7
ETSpreads HY Long Credit Fund	13
ETSpreads HY Short Credit Fund	20
More Information about the Trust and the Funds	26
More Information about the Funds’ Investment Objective	26
Further Discussion of the Funds’ Principal Investment Strategies	26
A Further Discussion of Principal Risks	28
Non-Principal Investment Strategies of the Funds	31
More Information about the Funds	31
Management of the Funds	31
Other Service Providers	32
Shareholder Information	32
Tax Consequences	33
Financial Highlights	36

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ETSPREADS IG LONG CREDIT FUND

Ticker: IGCL	Stock Exchange: NYSE Arca

Investment Objective
The Fund seeks to provide long exposure to the credit (i.e., the likelihood that a borrower performs its payment obligations) of a diversified portfolio of North American investment grade debt issuers.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (a)	0.15%
Total Annual Fund Operating Expenses	1.10%
Fee Waiver and/or Expense Reimbursement (b)	(0.80)%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.30%

(a)	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.

(b)
The Fund’s investment adviser, ETSpreads, LLC, has contractually agreed to waive its fee and reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 0.30% until May 31, 2015. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. ETSpreads, LLC may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed the applicable expense limit that was in effect at the time that the expenses were paid or waived and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If commissions were included, your costs would be higher.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, but that the fee waiver described above is only in effect for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS
ETSpreads IG Long Credit Fund	$31	$270

Portfolio Turnover
The Fund pays transaction costs, such as a commission or a spread, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares.  The Fund has not commenced operations as of the date of this Prospectus.  Thus, no portfolio turnover information is provided for this Fund.  When the Prospectus is next updated, portfolio turnover information will be provided in this location.

1

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in credit default swaps (“CDS”), futures, U.S. Treasury securities, and money market instruments that the Manager believes, in combination, should cause the Fund to increase in value when the North American investment grade credit market improves.  The Fund will seek to outperform, before fees and expenses, its benchmark index, the most current Markit CDX North American Investment Grade 5-year Total Return Index (“IGI”).  The IGI is designed to represent the North American investment grade credit market risk by tracking the credit quality of 125 investment grade North American debt issuers or the unsubordinated debt obligations of such debt issuers.  The investment grade credit market in North America consists of investors who take a long or short position with respect to the ability of all debt issuers rated “BBB-” or better by Standard & Poor’s Rating Group (“S&P”) or “Baa3” or better by Moody’s Investor Services (“Moody’s”) to repay their debt obligations in full and in accordance with the terms of such obligations.    With respect to credit markets, a “long” position (which the Fund seeks to provide) means that an investor expects that the issuers of debt securities in a particular debt market will be able to meet their obligations in accordance with the terms of such debt securities in full and on-time and a “short” position means that an investor expects there will be an increased likelihood that the issuers of debt securities in a particular debt market will not be able to meet their obligations in accordance with the terms of such debt securities in full or on-time.  The specific entity whose debt underlies a “Single Name CDS” is referred to as the “Reference Entity”.

CDS and futures are types of derivatives.  Derivatives are financial instruments whose value is derived from the value of an underlying instrument, interest rate or index. The Fund generally invests in derivatives in order to gain access specifically to the North American investment grade credit market.  The Fund’s portfolio managers will determine in which derivatives the Fund will invest based on the portfolio manager’s assessment of best pricing, trading characteristics, and ability to assist the Fund in outperforming the IGI.

Under normal market conditions, the Fund intends to invest primarily in the following derivatives: (i) CDS cleared by a clearing organization which are either (a) CDS index swaps (including swaps based on the IGI (a “CDX Index swap”)) based on multiple CDS relating to the debt issued by different Reference Entities, or  (b) “Single Name CDS,” which is a CDS that relates only to the debt issued by a single Reference Entity; and (ii) futures contracts based on CDS or other similar futures contracts.

Credit Default Swaps:  These are bilateral financial contracts that transfer credit exposure between two parties.   CDS are used by the Fund to obtain credit risk exposure similar to that of a direct investment in investment grade bonds. One party to a CDS (the “buyer”) receives credit protection, whereas the other party (the “seller”) to a CDS is selling credit protection. At the time the CDS is entered into by the parties, an upfront payment may be made to reflect the then current value of the CDS.  In addition, the seller of credit protection typically receives one or more pre-determined periodic payments from the buyer of credit protection.  These payments are in consideration for guaranteeing to make a specific payment to the buyer of credit protection should a negative credit event occur with respect to the issuer referenced in the CDS. The seller of credit protection would not make any payments to the buyer of credit protection unless there is a negative credit event. CDS include Single Name CDS and CDS index swaps.  Because the Fund seeks to provide long exposure to the North American investment grade credit market, it will generally be a net seller of credit protection.

2

Futures Contracts: A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.

Additionally, to enhance the Fund’s return, the Fund’s assets that are not utilized to invest in derivatives will be used to purchase Money Market Instruments and U.S. Treasury Obligations.  Subject to the guidelines listed below, the Fund’s portfolio managers will determine in which Money Market Instruments and U.S. Treasury Obligations the Fund will invest based on the portfolio manager’s assessment of best pricing and opportunity for return.

Money Market Instruments:  The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

U.S. Treasury Obligations:  The Fund invests in obligations of the U.S. Department of the Treasury (“U.S. Treasury”), including Treasury bills, bonds and notes, Strips and other obligations issued or guaranteed by the U.S. Treasury, and repurchase agreements fully collateralized by U.S. Treasury securities (“U.S. Treasury Obligations”). These debt securities will have initial maturities of six years or less.

The Advisor will not use leverage so that the notional value of the swaps held by the Fund will not exceed the total net assets of the Fund and the Fund will also maintain sufficient assets at all times so that it can meet its payment, margin or other obligations without borrowing.  For example, if the Fund had $50 million in net assets, it could enter into a swap with a notional value of the same $50 million.  While actual percentages will vary, it is generally expected that less than twenty percent of the Fund’s assets will be in CDS and non-principal investments, and the balance of the Fund’s assets will be U.S. Treasury Obligations, money market instruments and cash.

PRINCIPAL RISKS

As with any fund, there is no guarantee that the Fund will achieve its investment objective.

The Fund is subject to a number of risks that may affect the value of its shares, including:

Derivatives Risk:  The Fund uses investment techniques, including the use of derivatives, that are highly specialized and may be considered speculative.  Because the Fund’s investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments.  The use of derivatives may expose the Fund to potentially dramatic losses in the value of the instruments.  The derivatives market is subject to a changing regulatory environment.  It is possible that regulatory or other developments in the derivatives market could adversely affect the Fund’s ability to successfully use derivative instruments.  The use of derivatives is subject to Counterparty Risk.

CDS Risk:

•
CDS.  With respect to any CDS, the Fund will normally be a net credit protection “seller”.  When the Fund is a seller of credit protection, upon the occurrence of a credit event with respect to the Reference Entity, the Fund has an obligation to pay to the protection buyer the full notional value of a defaulted reference obligation and take delivery from the counterparty of such obligation either through physical settlement or a cash settlement that reflects the difference between the full notional value and the market value of the reference obligation.  The occurrence of a credit event could cause the Fund to lose value.  Risks of CDS include the difficulties in valuing a CDS depending on whether an active market exists for them or the lack of pricing transparency and the risk that the CDS utilized by the Fund perform in a manner that is not expected.  Because certain CDS involve many Reference Entities and there are no limitations on the notional amount established for CDS, the Fund may use a single counterparty or a small number of counterparties, in which case, counterparty risk would be amplified.  A CDS may involve greater risks than investing directly in the underlying reference obligations.  For example, a CDS may increase the Fund’s credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the CDS.  Investing in CDS is a speculative investment technique.  At times when there is market stress or turmoil as in 2008 and 2009, even a well-developed market could have liquidity, pricing, and enforceability issues that could dramatically impact the value of CDS.  In the event that this were to happen, it could adversely affect the performance of the Fund.

3

•
Cleared swaps.  The Fund intends to invest in swaps that are cleared by a clearing organization.  Swaps that are cleared are subject to exposure to the creditworthiness of the clearing organization and its futures commission merchant involved in the transaction.  For example, a Fund could lose margin payments it has deposited with a clearing organization or its futures commission merchant as well as the net amount of gains not yet paid by the clearing organization or its futures commission merchant if the clearing organization or its futures commission merchant breaches its agreement with the Fund or becomes insolvent or goes into bankruptcy.  In the event of bankruptcy of the clearing organization or its futures commission merchant, the Fund may be entitled to the net amount of gains the Fund is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization’s or its futures commission merchant’s other customers, potentially resulting in losses to the Fund.

Futures Risk:  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price.  Futures may be more volatile than investments directly in the underlying investments, involve additional costs and may involve a small initial investment relative to the risk assumed.  Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage and the amount of a potential loss from a futures contract could greatly exceed the amount invested.  Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified.  While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid.  Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading.  Additionally, government regulation may further reduce liquidity through similar trading restrictions.  In addition, like cleared swaps, futures are subject to exposure to the credit worthiness of the clearing organization and its futures commission merchant involved in the transaction.

Market Risk:  Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day.  This volatility may cause the value of your investment in the Fund to decrease.

Trading Risk:  Shares of the Fund may trade below their net asset value (“NAV”).  The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings.  In addition, although the Fund’s shares are currently listed on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for shares will develop or be maintained.

Frequent Trading Risk:  The Fund is expected to have relatively high “portfolio turnover,” generally in excess of 100%.  The frequent purchases and sales may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.  Frequent trading risk may cause the Fund’s performance to be less than expected.

Exposure to Debt Instrument Risk:  The Fund seeks exposure to CDS whose value is determined largely by the market’s perception of the credit quality of the Reference Entity or Reference Entities to which the CDS relates.  In addition, the Fund will directly invest in U.S. Treasury securities, a type of debt instrument.  Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors.  Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date.  Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates.  In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations.  To the extent the Fund is exposed to debt instruments, such factors may cause the value of an investment in the Fund to change.

4

Counterparty Risk:  Counterparty risk is the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations with respect to the Fund.  If a counterparty fails to perform its obligations, the value of your investment in the Fund may decline.

Liquidity Risk:  Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange or other securities exchange on which shares are listed, make trading in shares inadvisable.  In addition, the Fund’s investments in swaps and futures or other types of derivatives may be subject to restrictions on the amount and timing of any settlements, which may adversely affect the Fund’s performance.

Early Close/Late Close/Trading Halt Risk:  An unanticipated early close, late close, or trading halt of the Exchange may result in a shareholder’s inability to buy or sell shares of the Fund on that day.  In addition, an exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives.  In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments or may incur substantial trading losses.

Interest Rate Risk:  Interest rate risk is the risk that debt securities or certain financial instruments, including those held by the Fund, may fluctuate in value due to changes in interest rates.  Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline.  The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

Tax Risk: In order to qualify for the favorable U.S. federal income tax treatment accorded to “regulated investment companies,” the Fund, among other things, must derive at least 90% of its gross income in each taxable year from certain categories of income, diversify its holdings to satisfy certain diversification tests, and distribute annually to its shareholders at least 90% of its ordinary income realized net short-term capital gains.  If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Non-Diversification Risk:  The Fund is classified as “non-diversified” under the federal securities laws.  The Fund has the ability to concentrate a relatively high percentage of its investments in the securities of a small number of issuers or in contracts with a small number of counterparties, if the Advisor determines that doing so is the most efficient means of meeting its investment objective.  Having a small number of counterparties exposes the Fund to greater counterparty risk.  This would make the performance of the Fund more susceptible to a single economic, political or regulatory event than a more diversified fund might be.

5

FUND PERFORMANCE

A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.etspreads.com.

Management
The Adviser is ETSpreads, LLC and its principal office is located at 44 Montgomery Street, Suite 2100, San Francisco, CA 94104.

Portfolio Managers
William P. Mock is the lead member of the portfolio management team and has been since the Fund’s inception in 2014. Steve Rogers has served as a member of the portfolio management team since the Fund’s inception in 2014.

How to Buy and Sell Shares

The Fund issues and redeems shares on a continuous basis at their NAV only in a large specified number of shares called a “Creation Unit.” The shares of the Fund that trade on the Exchange are “created” at their NAV by market makers, large investors and institutions only in block-size Creation Units of 50,000 shares. A “creator” enters into an authorized participant agreement (“Participant Agreement”) with the Distributor or uses a DTC participant who has executed a Participant Agreement (an “Authorized Participant”), and deposits into the Fund a portfolio of investments closely approximating the holdings of the Fund and/or a specified amount of cash, that together or alone totaling the NAV of the Creation Unit(s), in exchange for 50,000 shares of the Fund (or multiples thereof).

Individual Fund shares may only be purchased and sold in secondary market transactions through brokers. The shares of the Fund are listed on the Exchange, and because shares trade at market prices rather than at NAV, shares may trade at a value greater than or less than their NAV.

Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains (or a combination of both), unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA. Withdrawals from such tax-deferred arrangements may be subject to tax penalties for early withdrawal and will also be subject to tax when withdrawn.

Payment to Broker-Dealers and Other Financial Intermediaries
Investors purchasing shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges. If you purchase Fund shares through a broker-dealer or other financial intermediary (ie: a bank), the Fund, the Advisor or the Sub-Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing broker-dealers or other intermediaries and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

ETSPREADS IG SHORT CREDIT FUND

Ticker: IGCS	Stock Exchange: NYSE Arca

Investment Objective
The Fund seeks to provide short exposure to the credit (i.e., the likelihood that a borrower performs its payment obligations) of a diversified portfolio of North American investment grade debt issuers.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (a)	0.15%
Total Annual Fund Operating Expenses	1.10%
Fee Waiver and/or Expense Reimbursement (b)	(0.80)%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.30%

(a)	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.

(b)
The Fund’s investment adviser, ETSpreads, LLC, has contractually agreed to waive its fee and reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 0.30% until May 31, 2015. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. ETSpreads, LLC may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed the applicable expense limit that was in effect at the time that the expenses were paid or waived and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If commissions were included, your costs would be higher.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, but that the fee waiver described above is only in effect for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS
ETSpreads IG Short Credit Fund	$31	$270

Portfolio Turnover
The Fund pays transaction costs, such as a commission or a spread, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares.  The Fund has not commenced operations as of the date of this Prospectus.  Thus, no portfolio turnover information is provided for this Fund.  When the Prospectus is next updated, portfolio turnover information will be provided in this location.

7

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in credit default swaps (“CDS”), futures, U.S. Treasury securities, and money market instruments that the Manager believes, in combination, should cause the Fund to increase in value when the North American investment grade credit market deteriorates.  The Fund will seek to outperform, before fees and expenses, a short position in its benchmark index, the most current Markit CDX North American Investment Grade 5-year Total Return Index (“IGI”).  The IGI is designed to represent the North American investment grade credit market risk by tracking the credit quality of 125 investment grade North American debt issuers or the unsubordinated debt obligations of such debt issuers.  The investment grade credit market in North America consists of investors who take a long or short position with respect to the ability of all debt issuers rated “BBB-” or better by Standard & Poor’s Rating Group (“S&P”) or “Baa3” or better by Moody’s Investor Services (“Moody’s”) to repay their debt obligations in full and in accordance with the terms of such obligations.    With respect to credit markets, a “long” position means that an investor expects that the issuers of debt securities in a particular debt market will be able to meet their obligations in accordance with the terms of such debt securities in full and on-time and a “short” position (which the Fund seeks to provide) means that an investor expects there will be an increased likelihood that the issuers of debt securities in a particular debt market will not be able to meet their obligations in accordance with the terms of such debt securities in full or on-time.  The specific entity whose debt underlies a “Single Name CDS” is referred to as the “Reference Entity”.

CDS and futures are types of derivatives.  Derivatives are financial instruments whose value is derived from the value of an underlying instrument, interest rate or index. The Fund generally invests in derivatives in order to gain access specifically to the North American investment grade credit market.  The Fund’s portfolio managers will determine in which derivatives the Fund will invest based on the portfolio manager’s assessment of best pricing, trading characteristics, and ability to assist the Fund in outperforming a short position in the IGI.

Under normal market conditions, the Fund intends to invest primarily in the following derivatives: (i) CDS cleared by a clearing organization which are either (a) CDS index swaps (including swaps based on the IGI (a “CDX Index swap”)) based on multiple CDS relating to the debt issued by different Reference Entities, or  (b) “Single Name CDS,” which is a CDS that relates only to the debt issued by a single Reference Entity; and (ii) futures contracts based on CDS or other similar futures contracts.

Credit Default Swaps:  These are bilateral financial contracts that transfer credit exposure between two parties.   CDS are used by the Fund to obtain credit risk exposure similar to that of a direct investment in investment grade bonds. One party to a CDS (the “buyer”) receives credit protection, whereas the other party (the “seller”) to a CDS is selling credit protection. At the time the CDS is entered into by the parties, an upfront payment may be made to reflect the then current value of the CDS. In addition, the seller of credit protection typically receives one or more pre-determined periodic payments from the buyer of credit protection.  These payments are in consideration for guaranteeing to make a specific payment to the buyer of credit protection should a negative credit event occur with respect to the issuer referenced in the CDS. The seller of credit protection would not make any payments to the buyer of credit protection unless there is a negative credit event. CDS include Single Name CDS and CDS index swaps.  Because the Fund seeks to provide short exposure to the North American investment grade credit market, it will generally be a net buyer of credit protection.

8

Futures Contracts: A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.

Additionally, to enhance the Fund’s return, the Fund’s assets that are not utilized to invest in derivatives will be used to purchase Money Market Instruments and U.S. Treasury Obligations.  Subject to the guidelines listed below, the Fund’s portfolio managers will determine in which Money Market Instruments and U.S. Treasury Obligations the Fund will invest based on the portfolio manager’s assessment of best pricing and opportunity for return.

Money Market Instruments:  The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

U.S. Treasury Obligations:  The Fund invests in obligations of the U.S. Department of the Treasury (“U.S. Treasury”), including Treasury bills, bonds and notes, Strips and other obligations issued or guaranteed by the U.S. Treasury, and repurchase agreements fully collateralized by U.S. Treasury securities (“U.S. Treasury Obligations”). These debt securities will have initial maturities of six years or less.

The Advisor will not use leverage so that the notional value of the swaps held by the Fund will not exceed the total net assets of the Fund and the Fund will also maintain sufficient assets at all times so that it can meet its payment, margin or other obligations without borrowing. For example, if the Fund had $50 million in net assets, it could enter into a swap with a notional value of the same $50 million.  While actual percentages will vary, it is generally expected that less than twenty percent of the Fund’s assets will be in CDS and non-principal investments, and the balance of the Fund’s assets will be U.S. Treasury Obligations, money market instruments and cash.

PRINCIPAL RISKS

As with any fund, there is no guarantee that the Fund will achieve its investment objective.

The Fund is subject to a number of risks that may affect the value of its shares, including:

Derivatives Risk:  The Fund uses investment techniques, including the use of derivatives, that are highly specialized and may be considered speculative.  Because the Fund’s investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments.  The use of derivatives may expose the Fund to potentially dramatic losses in the value of the instruments.  The derivatives market is subject to a changing regulatory environment.  It is possible that regulatory or other developments in the derivatives market could adversely affect the Fund’s ability to successfully use derivative instruments.  The use of derivatives is subject to Counterparty Risk.

CDS Risk:

•
CDS.  With respect to any CDS, the Fund will normally be a net credit protection “buyer”.  When the Fund is a buyer of credit protection, the Fund has an obligation to pay to the protection seller one or more pre-determined periodic payments.  When the Fund is a buyer of credit protection, upon the occurrence of a credit event with respect to the Reference Entity, the Fund is entitled to receive from the protection seller the full notional value of a defaulted reference obligation and take delivery from the counterparty of such obligation either through physical settlement or, alternatively, receive cash settlement based upon the difference between the full notional value and the market value of the defaulted reference obligation following a credit event.  Risks of CDS include the difficulties in valuing a CDS depending on whether an active market exists for them or the lack of pricing transparency and the risk that the CDS utilized by the Fund perform in a manner that is not expected.  Because certain CDS involve many Reference Entities and there are no limitations on the notional amount established for CDS, the Fund may use a single counterparty or a small number of counterparties, in which case, counterparty risk would be amplified.  A CDS may involve greater risks than investing directly in the underlying reference obligations.  For example, a CDS may increase the Fund’s credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the CDS.  Investing in CDS is a speculative investment technique.  At times when there is market stress or turmoil as in 2008 and 2009, even a well-developed market could have liquidity, pricing, and enforceability issues that could dramatically impact the value of CDS.  In the event that this were to happen, it could adversely affect the performance of the Fund.

9

•
Cleared swaps.  The Fund intends to invest in swaps that are cleared by a clearing organization.  Swaps that are cleared are subject to exposure to the creditworthiness of the clearing organization and its futures commission merchant involved in the transaction.  For example, a Fund could lose margin payments it has deposited with a clearing organization or its futures commission merchant as well as the net amount of gains not yet paid by the clearing organization or its futures commission merchant if the clearing organization or its futures commission merchant breaches its agreement with the Fund or becomes insolvent or goes into bankruptcy.  In the event of bankruptcy of the clearing organization or its futures commission merchant, the Fund may be entitled to the net amount of gains the Fund is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization’s or its futures commission merchant’s other customers, potentially resulting in losses to the Fund.

Futures Risk:  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price.  Futures may be more volatile than investments directly in the underlying investments, involve additional costs and may involve a small initial investment relative to the risk assumed.  Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage and the amount of a potential loss from a futures contract could greatly exceed the amount invested.  Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified.  While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid.  Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading.  Additionally, government regulation may further reduce liquidity through similar trading restrictions.  In addition, like cleared swaps, futures are subject to exposure to the credit worthiness of the clearing organization and its futures commission merchant involved in the transaction.

Market Risk:  Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day.  This volatility may cause the value of your investment in the Fund to decrease.

Trading Risk:  Shares of the Fund may trade below their net asset value (“NAV”).  The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings.  In addition, although the Fund’s shares are currently listed on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for shares will develop or be maintained.

Frequent Trading Risk:  The Fund is expected to have relatively high “portfolio turnover,” generally in excess of 100%.  The frequent purchases and sales may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.  Frequent trading risk may cause the Fund’s performance to be less than expected.

10

Exposure to Debt Instrument Risk:  The Fund seeks exposure to CDS whose value is determined largely by the market’s perception of the credit quality of the Reference Entity or Reference Entities to which the CDS relates.  In addition, the Fund will directly invest in U.S. Treasury securities, a type of debt instrument.  Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors.  Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date.  Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates.  In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations.  To the extent the Fund is exposed to debt instruments, such factors may cause the value of an investment in the Fund to change.

Counterparty Risk:  Counterparty risk is the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations with respect to the Fund.  If a counterparty fails to perform its obligations, the value of your investment in the Fund may decline.

Liquidity Risk:  Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange or other securities exchange on which shares are listed, make trading in shares inadvisable.  In addition, the Fund’s investments in swaps and futures or other types of derivatives may be subject to restrictions on the amount and timing of any settlements, which may adversely affect the Fund’s performance.

Early Close/Late Close/Trading Halt Risk:  An unanticipated early close, late close, or trading halt of the Exchange may result in a shareholder’s inability to buy or sell shares of the Fund on that day.  In addition, an exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives.  In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments or may incur substantial trading losses.

Interest Rate Risk:  Interest rate risk is the risk that debt securities or certain financial instruments, including those held by the Fund, may fluctuate in value due to changes in interest rates.  Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline.  The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

Tax Risk: In order to qualify for the favorable U.S. federal income tax treatment accorded to “regulated investment companies,” the Fund, among other things, must derive at least 90% of its gross income in each taxable year from certain categories of income, diversify its holdings to satisfy certain diversification tests, and distribute annually to its shareholders at least 90% of its ordinary income realized net short-term capital gains.  If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Non-Diversification Risk:  The Fund is classified as “non-diversified” under the federal securities laws.  The Fund has the ability to concentrate a relatively high percentage of its investments in the securities of a small number of issuers or in contracts with a small number of counterparties, if the Advisor determines that doing so is the most efficient means of meeting its investment objective.  Having a small number of counterparties exposes the Fund to greater counterparty risk.  This would make the performance of the Fund more susceptible to a single economic, political or regulatory event than a more diversified fund might be.

11

FUND PERFORMANCE

A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.etspreads.com.

Management
The Advisor is ETSpreads, LLC and its principal office is located at 44 Montgomery Street, Suite 2100, San Francisco, CA 94104.

Portfolio Managers
William P. Mock is the lead member of the portfolio management team and has been since the Fund’s inception in 2014. Steve Rogers has served as a member of the portfolio management team since the Fund’s inception in 2014.

How to Buy and Sell Shares

The Fund issues and redeems shares on a continuous basis at their NAV only in a large specified number of shares called a “Creation Unit.” The shares of the Fund that trade on the Exchange are “created” at their NAV by market makers, large investors and institutions only in block-size Creation Units of 50,000 shares. A “creator” enters into an authorized participant agreement (“Participant Agreement”) with the Distributor or uses a DTC participant who has executed a Participant Agreement (an “Authorized Participant”), and deposits into the Fund a portfolio of investments closely approximating the holdings of the Fund and/or a specified amount of cash, that together or alone totaling the NAV of the Creation Unit(s), in exchange for 50,000 shares of the Fund (or multiples thereof).

Individual Fund shares may only be purchased and sold in secondary market transactions through brokers. The shares of the Fund are listed on the Exchange, and because shares trade at market prices rather than at NAV, shares may trade at a value greater than or less than their NAV.

Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains (or a combination of both), unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA. Withdrawals from such tax-deferred arrangements may be subject to tax penalties for early withdrawal and will also be subject to tax when withdrawn.

Payment to Broker-Dealers and Other Financial Intermediaries
Investors purchasing shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges. If you purchase Fund shares through a broker-dealer or other financial intermediary (i.e., a bank), the Fund, the Advisor or the Sub-Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict  of  interest  by  influencing  broker-dealers  or  other  intermediaries  and  your  salesperson  to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

12

ETSPREADS HY LONG CREDIT FUND

Ticker: HYCL	Stock Exchange: NYSE Arca

Investment Objective
The Fund seeks to provide long exposure to the credit (i.e., the likelihood that a borrower performs its payment obligations) of a diversified portfolio of North American high yield debt issuers.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (a)	0.15%
Total Annual Fund Operating Expenses	1.10%
Fee Waiver and/or Expense Reimbursement (b)	(0.60)%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.50%

(a)	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.

(b)
The Fund’s investment adviser, ETSpreads, LLC, has contractually agreed to waive its fee and reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 0.50% until May 31, 2015. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. ETSpreads, LLC may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed the applicable expense limit that was in effect at the time that the expenses were paid or waived and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If commissions were included, your costs would be higher.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, but that the fee waiver described above is only in effect for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS
ETSpreads HY Long Credit Fund	$51	$290

Portfolio Turnover
The Fund pays transaction costs, such as a commission or a spread, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. The Fund has not commenced operations as of the date of this Prospectus. Thus, no portfolio turnover information is provided for this Fund. When the Prospectus is next updated, portfolio turnover information will be provided in this location.

13

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in credit default swaps (“CDS”), futures, U.S. Treasury securities, and money market instruments that the Manager believes, in combination, should cause the Fund to increase in value when the North American high yield credit market improves.  The Fund will seek to outperform, before fees and expenses, its benchmark index, the most current Markit CDX North American High Yield 5-year Total Return Index (“HYI”).  The HYI is designed to represent the North American high yield credit market risk by tracking the credit quality of 100 high yield North American debt issuers or the unsubordinated debt obligations of such debt issuers.  The high yield credit market in North America consists of investors who take a long or short position with respect to the ability of all debt issuers rated “BBB-” or lower by Standard & Poor’s Rating Group (“S&P”) or “Baa3” or lower by Moody’s Investor Services (“Moody’s”) to repay their debt obligations in full and in accordance with the terms of such obligations.    With respect to credit markets, a “long” position (which the Fund seeks to provide) means that an investor expects that the issuers of debt securities in a particular debt market will be able to meet their obligations in accordance with the terms of such debt securities in full and on-time and a “short” position means that an investor expects there will be an increased likelihood that the issuers of debt securities in a particular debt market will not be able to meet their obligations in accordance with the terms of such debt securities in full or on-time.  The specific entity whose debt underlies a “Single Name CDS” is referred to as the “Reference Entity”.

CDS and futures are types of derivatives.  Derivatives are financial instruments whose value is derived from the value of an underlying instrument, interest rate or index. The Fund generally invests in derivatives in order to gain access specifically to the North American high yield credit market.  The Fund’s portfolio managers will determine in which derivatives the Fund will invest based on the portfolio manager’s assessment of best pricing, trading characteristics, and ability to assist the Fund in outperforming the HYI.

Under normal market conditions, the Fund intends to invest primarily in the following derivatives: (i) CDS cleared by a clearing organization which are either (a) CDS index swaps (including swaps based on the IGI (a “CDX Index swap”)) based on multiple CDS relating to the debt issued by different Reference Entities, or  (b) “Single Name CDS,” which is a CDS that relates only to the debt issued by a single Reference Entity; and (ii) futures contracts based on CDS or other similar futures contracts.

Credit Default Swaps:  These are bilateral financial contracts that transfer credit exposure between two parties.   CDS are used by the Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds. One party to a CDS (the “buyer”) receives credit protection, whereas the other party (the “seller”) to a CDS is selling credit protection. At the time the CDS is entered into by the parties, an upfront payment may be made to reflect the then current value of the CDS.  In addition, the seller of credit protection typically receives one or more pre-determined periodic payments from the buyer of credit protection.  These payments are in consideration for guaranteeing to make a specific payment to the buyer of credit protection should a negative credit event occur with respect to the issuer referenced in the CDS. The seller of credit protection would not make any payments to the buyer of credit protection unless there is a negative credit event. CDS include Single Name CDS and CDS index swaps.  Because the Fund seeks to provide long exposure to the North American high yield credit market, it will generally be a net seller of credit protection.

14

Futures Contracts: A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.

Additionally, to enhance the Fund’s return, the Fund’s assets that are not utilized to invest in derivatives will be used to purchase Money Market Instruments and U.S. Treasury Obligations.  Subject to the guidelines listed below, the Fund’s portfolio managers will determine in which Money Market Instruments and U.S. Treasury Obligations the Fund will invest based on the portfolio manager’s assessment of best pricing and opportunity for return.

Money Market Instruments:  The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

U.S. Treasury Obligations:  The Fund invests in obligations of the U.S. Department of the Treasury (“U.S. Treasury”), including Treasury bills, bonds and notes, Strips and other obligations issued or guaranteed by the U.S. Treasury, and repurchase agreements fully collateralized by U.S. Treasury securities (“U.S. Treasury Obligations”). These debt securities will have initial maturities of six years or less.

The Advisor will not use leverage so that the notional value of the swaps held by the Fund will not exceed the total net assets of the Fund and the Fund will also maintain sufficient assets at all times so that it can meet its payment, margin or other obligations without borrowing. For example, if the Fund had $50 million in net assets, it could enter into a swap with a notional value of the same $50 million.  While actual percentages will vary, it is generally expected that less than twenty percent of the Fund’s assets will be in CDS and non-principal investments, and the balance of the Fund’s assets will be U.S. Treasury Obligations, money market instruments and cash.

PRINCIPAL RISKS

As with any fund, there is no guarantee that the Fund will achieve its investment objective.

The Fund is subject to a number of risks that may affect the value of its shares, including:

High Yield Risk: CDS with exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for CDS with exposure to higher rated instruments. High yield debt instruments may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish the Fund’s ability to obtain accurate market quotations when valuing the CDS relating to high yield debt investments and thereby give rise to valuation risk. High yield debt instruments may also present risks based on payment expectations. If the Reference Entity is in default with respect to interest or principal payments on the high yield debt instrument underlying a CDS, the protection seller of the CDS may have to pay the entire notional value of the CDS. This would adversely affect the Fund’s performance.

15

Derivatives Risk:  The Fund uses investment techniques, including the use of derivatives, that are highly specialized and may be considered speculative.  Because the Fund’s investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments.  The use of derivatives may expose the Fund to potentially dramatic losses in the value of the instruments.  The derivatives market is subject to a changing regulatory environment.  It is possible that regulatory or other developments in the derivatives market could adversely affect the Fund’s ability to successfully use derivative instruments.  The use of derivatives is subject to Counterparty Risk.

CDS Risk:

•
CDS.  With respect to any CDS, the Fund will normally be a net credit protection “seller”.  When the Fund is a seller of credit protection, upon the occurrence of a credit event with respect to the Reference Entity, the Fund has an obligation to pay to the protection buyer the full notional value of a defaulted reference obligation and take delivery from the counterparty of such obligation either through physical settlement or a cash settlement that reflects the difference between the full notional value and the market value of the reference obligation.  The occurrence of a credit event could cause the Fund to lose value.  Risks of CDS include the difficulties in valuing a CDS depending on whether an active market exists for them or the lack of pricing transparency and the risk that the CDS utilized by the Fund perform in a manner that is not expected.  Because certain CDS involve many Reference Entities and there are no limitations on the notional amount established for CDS, the Fund may use a single counterparty or a small number of counterparties, in which case, counterparty risk would be amplified.  A CDS may involve greater risks than investing directly in the underlying reference obligations.  For example, a CDS may increase the Fund’s credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the CDS.  Investing in CDS is a speculative investment technique.  At times when there is market stress or turmoil as in 2008 and 2009, even a well-developed market could have liquidity, pricing, and enforceability issues that could dramatically impact the value of CDS.  In the event that this were to happen, it could adversely affect the performance of the Fund.

•
Cleared swaps.  The Fund intends to invest in swaps that are cleared by a clearing organization.  Swaps that are cleared are subject to exposure to the creditworthiness of the clearing organization and its futures commission merchant involved in the transaction.  For example, a Fund could lose margin payments it has deposited with a clearing organization or its futures commission merchant as well as the net amount of gains not yet paid by the clearing organization or its futures commission merchant if the clearing organization or its futures commission merchant breaches its agreement with the Fund or becomes insolvent or goes into bankruptcy.  In the event of bankruptcy of the clearing organization or its futures commission merchant, the Fund may be entitled to the net amount of gains the Fund is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization’s or its futures commission merchant’s other customers, potentially resulting in losses to the Fund.

Futures Risk:  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price.  Futures may be more volatile than investments directly in the underlying investments, involve additional costs and may involve a small initial investment relative to the risk assumed.  Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage and the amount of a potential loss from a futures contract could greatly exceed the amount invested.  Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified.  While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid.  Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading.  Additionally, government regulation may further reduce liquidity through similar trading restrictions.  In addition, like cleared swaps, futures are subject to exposure to the credit worthiness of the clearing organization and its futures commission merchant involved in the transaction.

16

Market Risk:  Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day.  This volatility may cause the value of your investment in the Fund to decrease.

Trading Risk:  Shares of the Fund may trade below their net asset value (“NAV”).  The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings.  In addition, although the Fund’s shares are currently listed on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for shares will develop or be maintained.

Frequent Trading Risk:  The Fund is expected to have relatively high “portfolio turnover,” generally in excess of 100%.  The frequent purchases and sales may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.  Frequent trading risk may cause the Fund’s performance to be less than expected.

Exposure to Debt Instrument Risk:  The Fund seeks exposure to CDS whose value is determined largely by the market’s perception of the credit quality of the Reference Entity or Reference Entities to which the CDS relates.  In addition, the Fund will directly invest in U.S. Treasury securities, a type of debt instrument.  Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors.  Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date.  Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates.  In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations.  To the extent the Fund is exposed to debt instruments, such factors may cause the value of an investment in the Fund to change.

Counterparty Risk:  Counterparty risk is the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations with respect to the Fund.  If a counterparty fails to perform its obligations, the value of your investment in the Fund may decline.

Liquidity Risk:  Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange or other securities exchange on which shares are listed, make trading in shares inadvisable.  In addition, the Fund’s investments in swaps and futures or other types of derivatives may be subject to restrictions on the amount and timing of any settlements, which may adversely affect the Fund’s performance.

Early Close/Late Close/Trading Halt Risk:  An unanticipated early close, late close, or trading halt of the Exchange may result in a shareholder’s inability to buy or sell shares of the Fund on that day.  In addition, an exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives.  In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments or may incur substantial trading losses.

Interest Rate Risk:  Interest rate risk is the risk that debt securities or certain financial instruments, including those held by the Fund, may fluctuate in value due to changes in interest rates.  Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline.  The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

17

Tax Risk: In order to qualify for the favorable U.S. federal income tax treatment accorded to “regulated investment companies,” the Fund, among other things, must derive at least 90% of its gross income in each taxable year from certain categories of income, diversify its holdings to satisfy certain diversification tests, and distribute annually to its shareholders at least 90% of its ordinary income realized net short-term capital gains.  If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Non-Diversification Risk:  The Fund is classified as “non-diversified” under the federal securities laws.  The Fund has the ability to concentrate a relatively high percentage of its investments in the securities of a small number of issuers or in contracts with a small number of counterparties, if the Advisor determines that doing so is the most efficient means of meeting its investment objective.  Having a small number of counterparties exposes the Fund to greater counterparty risk.  This would make the performance of the Fund more susceptible to a single economic, political or regulatory event than a more diversified fund might be.

FUND PERFORMANCE

A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.etspreads.com.

Management

The Advisor is ETSpreads, LLC and its principal office is located at 44 Montgomery Street, Suite 2100, San Francisco, CA 94104.

Portfolio Managers

William P. Mock is the lead member of the portfolio management team and has been since the Fund’s inception in 2014. Steve Rogers has served as a member of the portfolio management team since the Fund’s inception in 2014.

How to Buy and Sell Shares

The Fund issues and redeems shares on a continuous basis at their NAV only in a large specified number of shares called a “Creation Unit.” The shares of the Fund that trade on the Exchange are “created” at their NAV by market makers, large investors and institutions only in block-size Creation Units of 50,000 shares. A “creator” enters into an authorized participant agreement (“Participant Agreement”) with the Distributor or uses a DTC participant who has executed a Participant Agreement (an “Authorized Participant”), and deposits into the Fund a portfolio of investments closely approximating the holdings of the Fund and/or a specified amount of cash, that together or alone totaling the NAV of the Creation Unit(s), in exchange for 50,000 shares of the Fund (or multiples thereof).

Individual Fund shares may only be purchased and sold in secondary market transactions through brokers. The shares of the Fund are listed on the Exchange, and because shares trade at market prices rather than at NAV, shares may trade at a value greater than or less than their NAV.

Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains (or a combination of both), unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA. Withdrawals from such tax-deferred arrangements may be subject to tax penalties for early withdrawal and will also be subject to tax when withdrawn.

18

Payment to Broker-Dealers and Other Financial Intermediaries
Investors purchasing shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges. If you purchase Fund shares through a broker-dealer or other financial intermediary (ie: a bank), the Fund, the Advisor or the Sub-Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict  of  interest  by  influencing  broker-dealers  or  other  intermediaries  and  your  salesperson  to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

19

ETSPREADS HY SHORT CREDIT FUND

Ticker: HYCS	Stock Exchange: NYSE Arca

Investment Objective
The Fund seeks to provide short exposure to the credit (i.e., the likelihood that a borrower performs its payment obligations) of a diversified portfolio of North American high yield debt issuers.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (a)	0.15%
Total Annual Fund Operating Expenses	1.10%
Fee Waiver and/or Expense Reimbursement (b)	(0.60)%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.50%

(a)	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.

(b)
The Fund’s investment adviser, ETSpreads, LLC, has contractually agreed to waive its fee and reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 0.50% until May 31, 2015. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. ETSpreads, LLC may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed the applicable expense limit that was in effect at the time that the expenses were paid or waived and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If commissions were included, your costs would be higher.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, but that the fee waiver described above is only in effect for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS
ETSpreads HY Short Credit Fund	$51	$290

Portfolio Turnover
The Fund pays transaction costs, such as a commission or a spread, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares.  The Fund has not commenced operations as of the date of this Prospectus.  Thus, no portfolio turnover information is provided for this Fund.  When the Prospectus is next updated, portfolio turnover information will be provided in this location.

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PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in credit default swaps (“CDS”), futures, U.S. Treasury securities, and money market instruments that the Manager believes, in combination, should cause the Fund to increase in value when the North American high yield credit market deteriorates.  The Fund will seek to outperform, before fees and expenses, a short position in its benchmark index, the most current Markit CDX North American High Yield 5-year Total Return Index (“HYI”).  The HYI is designed to represent the North American high yield credit market risk by tracking the credit quality of 100 high yield North American debt issuers or the unsubordinated debt obligations of such debt issuers.  The high yield credit market in North America consists of investors who take a long or short position with respect to the ability of all debt issuers rated “BBB-” or lower by Standard & Poor’s Rating Group (“S&P”) or “Baa3” or lower by Moody’s Investor Services (“Moody’s”) to repay their debt obligations in full and in accordance with the terms of such obligations.    With respect to credit markets, a “long” position means that an investor expects that the issuers of debt securities in a particular debt market will be able to meet their obligations in accordance with the terms of such debt securities in full and on-time and a “short” position (which the Fund seeks to provide) means that an investor expects there will be an increased likelihood that the issuers of debt securities in a particular debt market will not be able to meet their obligations in accordance with the terms of such debt securities in full or on-time.  The specific entity whose debt underlies a “Single Name CDS” is referred to as the “Reference Entity”.

CDS and futures are types of derivatives.  Derivatives are financial instruments whose value is derived from the value of an underlying instrument, interest rate or index. The Fund generally invests in derivatives in order to gain access specifically to the North American high yield credit market.  The Fund’s portfolio managers will determine in which derivatives the Fund will invest based on the portfolio manager’s assessment of best pricing, trading characteristics, and ability to assist the Fund in outperforming a short position in the HYI.

Under normal market conditions, the Fund intends to invest primarily in the following derivatives: (i) CDS cleared by a clearing organization which are either (a) CDS index swaps, including swaps based on the IGI (a “CDX Index swap”)) based on multiple CDS relating to the debt issued by different Reference Entities, or  (b) “Single Name CDS,” which is a CDS that relates only to the debt issued by a single Reference Entity; and (ii) futures contracts based on CDS or other similar futures contracts.

Credit Default Swaps:  These are bilateral financial contracts that transfer credit exposure between two parties.   CDS are used by the Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds. One party to a CDS (the “buyer”) receives credit protection, whereas the other party (the “seller”) to a CDS is selling credit protection. At the time the CDS is entered into by the parties, an upfront payment may be made to reflect the then current value of the CDS.  In addition, the seller of credit protection typically receives one or more pre-determined periodic payments from the buyer of credit protection.  These payments are in consideration for guaranteeing to make a specific payment to the buyer of credit protection should a negative credit event occur with respect to the issuer referenced in the CDS. The seller of credit protection would not make any payments to the buyer of credit protection unless there is a negative credit event. CDS include Single Name CDS and CDS index swaps.  Because the Fund seeks to provide short exposure to the North American high yield credit market, it will generally be a net buyer of credit protection.

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Futures Contracts: A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.

Additionally, to enhance the Fund’s return, the Fund’s assets that are not utilized to invest in derivatives will be used to purchase Money Market Instruments and U.S. Treasury Obligations.  Subject to the guidelines listed below, the Fund’s portfolio managers will determine in which Money Market Instruments and U.S. Treasury Obligations the Fund will invest based on the portfolio manager’s assessment of best pricing and opportunity for return.

Money Market Instruments:  The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

U.S. Treasury Obligations:  The Fund invests in obligations of the U.S. Department of the Treasury (“U.S. Treasury”), including Treasury bills, bonds and notes, Strips and other obligations issued or guaranteed by the U.S. Treasury, and repurchase agreements fully collateralized by U.S. Treasury securities (“U.S. Treasury Obligations”). These debt securities will have initial maturities of six years or less.

The Advisor will not use leverage so that the notional value of the swaps held by the Fund will not exceed the total net assets of the Fund and the Fund will also maintain sufficient assets at all times so that it can meet its payment, margin or other obligations without borrowing. For example, if the Fund had $50 million in net assets, it could enter into a swap with a notional value of the same $50 million.  While actual percentages will vary, it is generally expected that less than twenty percent of the Fund’s assets will be in CDS and non-principal investments, and the balance of the Fund’s assets will be U.S. Treasury Obligations, money market instruments and cash.

PRINCIPAL RISKS

As with any fund, there is no guarantee that the Fund will achieve its investment objective.

The Fund is subject to a number of risks that may affect the value of its shares, including:

High Yield Risk: CDS with exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for CDS with exposure to higher rated instruments. High yield debt instruments may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish the Fund’s ability to obtain accurate market quotations when valuing the CDS relating to high yield debt investments and thereby give rise to valuation risk. High yield debt instruments may also present risks based on payment expectations. If the Reference Entity is in default with respect to interest or principal payments on the high yield debt instrument underlying a CDS, the protection seller of the CDS may have to pay the entire notional value of the CDS. This would adversely affect the Fund’s performance.

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Derivatives Risk:  The Fund uses investment techniques, including the use of derivatives, that are highly specialized and may be considered speculative.  Because the Fund’s investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments.  The use of derivatives may expose the Fund to potentially dramatic losses in the value of the instruments.  The derivatives market is subject to a changing regulatory environment.  It is possible that regulatory or other developments in the derivatives market could adversely affect the Fund’s ability to successfully use derivative instruments.  The use of derivatives is subject to Counterparty Risk.

CDS Risk:

•
CDS.  With respect to any CDS, the Fund will normally be a net credit protection “buyer”.  When the Fund is a buyer of credit protection, the Fund has an obligation to pay to the protection seller one or more pre-determined periodic payments.  When the Fund is a buyer of credit protection, upon the occurrence of a credit event with respect to the Reference Entity, the Fund is entitled to receive from the protection seller the full notional value of a defaulted reference obligation and take delivery from the counterparty of such obligation either through physical settlement or, alternatively, receive cash settlement based upon the difference between the full notional value and the market value of the defaulted reference obligation following a credit event.  Risks of CDS include the difficulties in valuing a CDS depending on whether an active market exists for them or the lack of pricing transparency and the risk that the CDS utilized by the Fund perform in a manner that is not expected.  Because certain CDS involve many Reference Entities and there are no limitations on the notional amount established for CDS, the Fund may use a single counterparty or a small number of counterparties, in which case, counterparty risk would be amplified.  A CDS may involve greater risks than investing directly in the underlying reference obligations.  For example, a CDS may increase the Fund’s credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the CDS.  Investing in CDS is a speculative investment technique.  At times when there is market stress or turmoil as in 2008 and 2009, even a well-developed market could have liquidity, pricing, and enforceability issues that could dramatically impact the value of CDS.  In the event that this were to happen, it could adversely affect the performance of the Fund.

•
Cleared swaps.  The Fund intends to invest in swaps that are cleared by a clearing organization.  Swaps that are cleared are subject to exposure to the creditworthiness of the clearing organization and its futures commission merchant involved in the transaction.  For example, a Fund could lose margin payments it has deposited with a clearing organization or its futures commission merchant as well as the net amount of gains not yet paid by the clearing organization or its futures commission merchant if the clearing organization or its futures commission merchant breaches its agreement with the Fund or becomes insolvent or goes into bankruptcy.  In the event of bankruptcy of the clearing organization or its futures commission merchant, the Fund may be entitled to the net amount of gains the Fund is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization’s or its futures commission merchant’s other customers, potentially resulting in losses to the Fund.

Futures Risk:  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price.  Futures may be more volatile than investments directly in the underlying investments, involve additional costs and may involve a small initial investment relative to the risk assumed.  Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage and the amount of a potential loss from a futures contract could greatly exceed the amount invested.  Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified.  While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid.  Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading.  Additionally, government regulation may further reduce liquidity through similar trading restrictions.  In addition, like cleared swaps, futures are subject to exposure to the credit worthiness of the clearing organization and its futures commission merchant involved in the transaction.

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Market Risk:  Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day.  This volatility may cause the value of your investment in the Fund to decrease.

Trading Risk:  Shares of the Fund may trade below their net asset value (“NAV”).  The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings.  In addition, although the Fund’s shares are currently listed on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for shares will develop or be maintained.

Frequent Trading Risk:  The Fund is expected to have relatively high “portfolio turnover,” generally in excess of 100%.  The frequent purchases and sales may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.  Frequent trading risk may cause the Fund’s performance to be less than expected.

Exposure to Debt Instrument Risk:  The Fund seeks exposure to CDS whose value is determined largely by the value is determined largely by the market’s perception of the credit quality of the Reference Entity or Reference Entities to which the CDS relates.  In addition, the Fund will directly invest in U.S. Treasury securities, a type of debt instrument.  Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors.  Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date.  Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates.  In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations.  To the extent the Fund is exposed to debt instruments, such factors may cause the value of an investment in the Fund to change.

Counterparty Risk:  Counterparty risk is the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations with respect to the Fund.  If a counterparty fails to perform its obligations, the value of your investment in the Fund may decline.

Liquidity Risk:  Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange or other securities exchange on which shares are listed, make trading in shares inadvisable.  In addition, the Fund’s investments in swaps and futures or other types of derivatives may be subject to restrictions on the amount and timing of any settlements, which may adversely affect the Fund’s performance.

Early Close/Late Close/Trading Halt Risk:  An unanticipated early close, late close, or trading halt of the Exchange may result in a shareholder’s inability to buy or sell shares of the Fund on that day.  In addition, an exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives.  In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments or may incur substantial trading losses.

Interest Rate Risk:  Interest rate risk is the risk that debt securities or certain financial instruments, including those held by the Fund, may fluctuate in value due to changes in interest rates.  Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline.  The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

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Tax Risk: In order to qualify for the favorable U.S. federal income tax treatment accorded to “regulated investment companies,” the Fund, among other things, must derive at least 90% of its gross income in each taxable year from certain categories of income, diversify its holdings to satisfy certain diversification tests, and distribute annually to its shareholders at least 90% of its ordinary income realized net short-term capital gains.  If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Non-Diversification Risk:  The Fund is classified as “non-diversified” under the federal securities laws.  The Fund has the ability to concentrate a relatively high percentage of its investments in the securities of a small number of issuers or in contracts with a small number of counterparties, if the Advisor determines that doing so is the most efficient means of meeting its investment objective.  Having a small number of counterparties exposes the Fund to greater counterparty risk.  This would make the performance of the Fund more susceptible to a single economic, political or regulatory event than a more diversified fund might be.

FUND PERFORMANCE

A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.etspreads.com.

Management
The Advisor is ETSpreads, LLC and its principal office is located at 44 Montgomery Street, Suite 2100, San Francisco, CA 94104.

Portfolio Managers
William P. Mock is the lead member of the portfolio management team and has been since the Fund’s inception in 2014. Steve Rogers has served as a member of the portfolio management team since the Fund’s inception in 2014.

How to Buy and Sell Shares

The Fund issues and redeems shares on a continuous basis at their NAV only in a large specified number of shares called a “Creation Unit.” The shares of the Fund that trade on the Exchange are “created” at their NAV by market makers, large investors and institutions only in block-size Creation Units of 50,000 shares. A “creator” enters into an authorized participant agreement (“Participant Agreement”) with the Distributor or uses a DTC participant who has executed a Participant Agreement (an “Authorized Participant”), and deposits into the Fund a portfolio of investments closely approximating the holdings of the Fund and/or a specified amount of cash, that together or alone totaling the NAV of the Creation Unit(s), in exchange for 50,000 shares of the Fund (or multiples thereof).

Individual Fund shares may only be purchased and sold in secondary market transactions through brokers. The shares of the Fund are listed on the Exchange, and because shares trade at market prices rather than at NAV, shares may trade at a value greater than or less than their NAV.

Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains (or a combination of both), unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA. Withdrawals from such tax-deferred arrangements may be subject to tax penalties for early withdrawal and will also be subject to tax when withdrawn.

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Payment to Broker-Dealers and Other Financial Intermediaries
Investors purchasing shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges. If you purchase Fund shares through a broker-dealer or other financial intermediary (ie: a bank), the Fund, the Advisor or the Sub-Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict  of  interest  by  influencing  broker-dealers  or  other  intermediaries  and  your  salesperson  to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MORE INFORMATION ABOUT THE TRUST AND THE FUNDS

The Trust is a Delaware statutory trust offering a number of professionally managed investment portfolios or funds. This Prospectus describes the four series offered as part of the Trust.

Creation Units of the Funds are issued and redeemed principally in cash for shares of the Funds.  EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES OF THE FUND ARE NOT REDEEMABLE SECURITIES.

MORE INFORMATION ABOUT EACH FUND’S INVESTMENT OBJECTIVE

The investment objective of the ETSpreads IG Long Credit Fund is to provide long exposure to the credit (i.e., the likelihood that a borrower performs its payment obligations) of a diversified portfolio of North American investment grade debt issuers.

The investment objective of the ETSpreads IG Short Credit Fund is to provide short exposure to the credit (i.e., the likelihood that a borrower performs its payment obligations) of a diversified portfolio of North American investment grade debt issuers.

The investment objective of the ETSpreads HY Long Credit Fund is to provide long exposure to the credit (i.e., the likelihood that a borrower performs its payment obligations) of a diversified portfolio of North American high yield debt issuers.

The investment objective of the ETSpreads HY Short Credit Fund is to provide short exposure to the credit (i.e., the likelihood that a borrower performs its payment obligations) of a diversified portfolio of North American high yield debt issuers.

The investment objective of each Fund is non-fundamental and may be changed by the Board of Trustees of the Trust (the “Board”) without a shareholder vote.

FURTHER DISCUSSION OF THE FUNDS’ PRINCIPAL INVESTMENT STRATEGIES

Each Fund invests primarily in CDS, futures, U.S. Treasury Obligations and money market instruments that the Manager believes, in combination, should provide investment results that outperform, before fees and expenses, a long or short position in that Fund’s benchmark.  Each Fund uses an active investment strategy to seek to meet its investment objective, which is to provide long or short exposure to the applicable North American credit market as represented by the applicable benchmark index. The Advisor, subject to the oversight of the Board, has discretion on a daily basis to manage each Fund’s portfolio in accordance with such Fund’s investment objective and investment policies. The Advisor will not take defensive positions in cash or other securities in anticipation of adverse market conditions.  There can be no assurance that any of the Funds will meet its investment objective.

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Each Fund intends to utilize as its performance benchmark either the Markit CDX North American Investment Grade 5-year Total Return Index or the Markit CDX North American High Yield 5-year Total Return Index (each an “Index,” together the “Indices”).  Two Funds will seek to provide exposure to the credit of a diversified portfolio of North American investment grade debt issuers, both long and short; two Funds will seek to provide exposure to the credit of a diversified portfolio of North American high yield debt issuers, both long and short.

Derivatives:  The Funds invest in derivatives, which are financial instruments whose value is derived from the value of an underlying instrument, interest rate or index.  Each Fund generally invests in derivatives in order to gain access specifically to the applicable North American credit market, either investment grade or high yield.  Under normal market conditions, these derivatives principally include:

•
Credit Default Swaps:  These are bilateral financial contracts that transfer credit exposure between two parties.   CDS are used by the Funds to obtain credit risk exposure similar to that of a direct investment in either investment grade or high yield bonds, as appropriate. One party to a CDS (the “buyer”) receives credit protection, whereas the other party (the “seller”) to a CDS is selling credit protection. The seller of credit protection typically receives one or more pre-determined periodic payments from the buyer of credit protection.  These payments are in consideration for guaranteeing to make a specific payment to the buyer of credit protection should a negative credit event occur with respect to the issuer referenced in the CDS. The seller of credit protection would not make any payments to the buyer of credit protection unless there is a negative credit event. CDS include Single Name CDS and CDS index swaps.  Each Fund that seeks to provide long exposure to either the North American investment grade or North American high yield credit market will generally be a net seller of credit protection. Each Fund that seeks to provide short exposure to either the North American investment grade or the North American high yield credit market will generally be a net buyer of credit protection.

•
Futures Contracts:  A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.  The Funds intend to invest only in futures contracts traded on exchanges that are subject to Commodity Futures Trading Commission (“CFTC”) and/or Securities and Exchange Commission oversight or regulation.

Money Market Instruments:  The Funds invest in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

U.S. Treasury Obligations:  The Funds invest in obligations of the U.S. Department of the Treasury (“U.S. Treasury”), including Treasury bills, bonds and notes, Strips and other obligations issued or guaranteed by the U.S. Treasury, and repurchase agreements fully collateralized by U.S. Treasury securities (“U.S. Treasury Obligations”). These debt securities will have maturities of six years or less.

The Advisor will not use leverage so that the notional value of the swaps held by a Fund will not exceed the total net assets of that Fund and each Fund will also maintain sufficient assets at all times so that it can meet its payment, margin or other obligations without borrowing.  For example, if a Fund had $50 million in net assets, it could enter into a swap with a notional value of the same $50 million. Any derivative transaction, which results in the leveraging of the portfolio beyond levels which are considered by the Advisor to be de minimis, is strictly prohibited.  In assessing if the leverage created by the use of derivatives is de minimis, the Advisor will assume that if portfolio leverage exceeds a 5% threshold (i.e. if the ratio of total assets to net assets exceeds 1.05), it is no longer de minimis and steps will be taken immediately to reduce the portfolio leverage.  While actual percentages will vary, it is generally expected that less than twenty percent of each Fund’s assets will be in CDS and non-principal investments, and the balance of the Fund’s assets will be U.S. Treasury Obligations, money market instruments and cash.   Each Fund will comply with the asset segregation requirements imposed by the 1940 Act.  In addition to posting margin to the clearing house and its futures commission merchant in connection with cleared swaps, each Fund will also take other steps to preserve its unleveraged status.  In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Company in accordance with procedures established by the Board of Trustees, with a value at least equal to the Fund’s maximum potential exposure under such swaps (e.g., any accrued but unpaid net amounts owed by the Fund to any clearing house counterparty), on a marked-to-market basis.  In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Company in accordance with procedures established by the Board of Trustees, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund under an offsetting cleared transaction).  All funds other than amounts held with a clearing house or futures commission merchant, will be held with the Funds’ unaffiliated custodian.  Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations, including its losses, with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio.

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FURTHER DISCUSSION OF THE FUNDS’ PRINCIPAL RISKS

The Funds are subject to various risks, including the principal risks noted above, any of which may adversely affect the value of each Fund’s shares, trading price, yield, total return and ability to meet its investment objective. You could lose all or part of your investment in the Funds, and the Funds could underperform other investments. As with any fund, there is no guarantee that a Fund will achieve its investment objective.

Derivatives Risk: The Funds use investment techniques, including the use of derivatives, that are highly specialized and may be considered speculative. Because the Funds’ investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. The use of derivatives may expose the Funds to potentially dramatic losses in the value of the instruments. The derivatives market is subject to a changing regulatory environment. It is possible that regulatory or other developments in the derivatives market could adversely affect each Fund’s ability to successfully use derivative instruments. The use of derivatives is subject to Counterparty Risk.

CDS Risk:

•
CDS.  A seller of credit protection under a CDS becomes subject to the credit risk of the Reference Entities, which is the possibility that a Reference Entity will become unwilling or unable to make timely payments on its debt securities or to otherwise meet its obligations, and the related risk of a decline in the value of the CDS that will occur when the credit quality of the Reference Entities deteriorates or is perceived to deteriorate.  Conversely, a buyer of credit protection pays a pre-determined amount for protection against specified adverse credit events occurring with respect to a Reference Entity (which amount will not be returned whether or not any such events occur), and becomes subject to the risk that the value of the CDS will decline if the credit quality or the perceived credit quality of the Reference Entities improves.  When a Fund is a buyer of credit protection, the Fund has an obligation to pay to the protection seller one or more pre-determined periodic payments.  When a Fund is a buyer of credit protection, upon the occurrence of a credit event with respect to the Reference Entity, the Fund is entitled to receive from the protection seller the full notional value of a defaulted reference obligation and take delivery from the counterparty of such obligation either through physical settlement or, alternatively, receive cash settlement based upon the difference between the full notional value and the market value of the defaulted reference obligation following a credit event.  When a Fund is a seller of credit protection, upon the occurrence of a credit event with respect to the Reference Entity, the Fund has an obligation to pay to the protection buyer the full notional value of a defaulted reference obligation and take delivery from the counterparty of such obligation either through physical settlement or a cash settlement that reflects the difference between the full notional value and the market value of the reference obligation.  In such an event, the occurrence of a credit event could cause the Fund to lose value.  Risks of CDS include the difficulties in valuing a CDS depending on whether an active market exists for them or the lack of pricing transparency and the risk that the CDS utilized by the Fund perform in a manner that is not expected.  Because certain CDS involve many Reference Entities and there are no limitations on the notional amount established for CDS, the Fund may use a single counterparty or a small number of counterparties, in which case, counterparty risk would be amplified.  A CDS may involve greater risks than investing directly in the underlying reference obligations.  For example, a CDS may increase the Fund’s credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the CDS.  Investing in CDS is a speculative investment technique.  At times when there is market stress or turmoil as in 2008 and 2009, even a well-developed market could have liquidity, pricing, and enforceability issues that could dramatically impact the value of CDS.  In the event that this were to happen, it could adversely affect the performance of the Fund.

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•
Cleared swaps.  Each Fund intends to invest in swaps that are cleared by a clearing organization.  Swaps that are cleared are subject to exposure to the creditworthiness of the clearing organization and its futures commission merchant involved in the transaction.  For example, a Fund could lose margin payments it has deposited with a clearing organization or its futures commission merchant as well as the net amount of gains not yet paid by the clearing organization or its futures commission merchant if the clearing organization or its futures commission merchant breaches its agreement with the Fund or becomes insolvent or goes into bankruptcy.  In the event of bankruptcy of the clearing organization or its futures commission merchant, the Fund may be entitled to the net amount of gains the Fund is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization’s or its futures commission merchant’s other customers, potentially resulting in losses to the Fund.

Futures Risk: Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price.  Futures may be more volatile than investments directly in the underlying investments, involve additional costs and may involve a small initial investment relative to the risk assumed.  Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage.  Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified.  While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid.  Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading.  Additionally, government regulation may further reduce liquidity through similar trading restrictions.  In addition, like cleared swaps, futures are subject to exposure to the credit worthiness of the clearing organization and its futures commission merchant involved in the transaction.

Exposure to Debt Instrument Risk:  Each Fund seeks exposure to CDS whose value is determined largely by the market’s perception of the credit quality of the Reference Entity or Reference Entities to which the CDS relates.  In addition, a Fund will directly invest in U.S. Treasury securities, a type of debt instrument.  Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors.  Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date.  Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates.  In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations.  To the extent a Fund is exposed to debt instruments, such factors may cause the value of an investment in the Fund to change.

High Yield Risk:  The ETSpreads HY Long Credit Fund and the ETSpreads HY Short Credit Fund (the “HY Credit Funds”) are subject to high yield risk.  CDS with exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for CDS with exposure to higher rated instruments.  High yield debt instruments may be sensitive to economic changes, political changes, or adverse developments specific to a company.  These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities.  High yield debt instruments are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments.  An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk).  Less active markets may diminish the HY Funds’ abilities to obtain accurate market quotations when valuing the CDS relating to high yield debt investments and thereby give rise to valuation risk.  High yield debt instruments may also present risks based on payment expectations.  If the Reference Entity is in default with respect to interest or principal payments on the high yield debt instrument underlying a CDS, the protection seller of the CDS may have to pay the entire notional value of the CDS.  This would adversely affect the Fund’s performance.

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Counterparty Risk:  Counterparty risk is the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations with respect to the Funds.  If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Funds may decline.

Liquidity Risk:  Trading in shares of the Funds may be halted because of market conditions or for reasons that, in the view of the Exchange or other securities exchange on which shares are listed, make trading in shares inadvisable.  In addition, a Fund’s investments in swaps and futures or other types of derivatives may be subject to restrictions on the amount and timing of any settlements, which may adversely affect that Fund’s performance.

Market Risk:  Due to market conditions, the value of the Funds’ investments may fluctuate significantly from day to day.  This volatility may cause the value of your investment in the Funds to decrease.

Interest Rate Risk:  Interest rate risk is the risk that debt securities or certain financial instruments, including those held by the Funds, may fluctuate in value due to changes in interest rates.  Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline.  The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

Tax Risk: In order to qualify for the favorable U.S. federal income tax treatment accorded to “regulated investment companies,” a Fund, among other things, must derive at least 90% of its gross income in each taxable year from certain categories of income, diversify its holdings to satisfy certain diversification tests, and distribute annually to its shareholders at least 90% of its ordinary income realized net short-term capital gains.  If a Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Trading Risk:  Shares of the Funds may trade below their NAV.  The NAV of shares will fluctuate with changes in the market value of their Funds’ holdings.  In addition, although the Funds’ shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Early Close/Late Close/Trading Halt Risk:  An unanticipated early close, late close, or trading halt of the Exchange may result in a shareholder’s inability to buy or sell shares of the Funds on that day.  In addition, an exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Funds being unable to buy or sell certain securities or derivatives.  In such circumstances, the Funds may be unable to rebalance their portfolios, may be unable to accurately price their investments and/or may incur substantial trading losses.

Non-Diversification Risk:  The Funds are classified as “non-diversified” under the federal securities laws.  Each Fund has the ability to concentrate a relatively high percentage of its investments in the securities of a small number of issuers or in contracts with a small number of counterparties, if the Advisor determines that doing so is the most efficient means of meeting its investment objective.  Having a small number of counterparties exposes the Fund to greater counterparty risk.  This would make the performance of the Funds more susceptible to a single economic, political or regulatory event than more diversified funds might be.

Frequent Trading Risk:  The Funds are expected to have relatively high “portfolio turnover,” generally in excess of 100%.  The frequent purchases and sales may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders.  Frequent trading risk may cause the Funds’ performance to be less than expected.

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NON-PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS

While each Fund will invest, under normal market conditions, substantially all of its assets as described above under each Fund’s principal investment strategies, each Fund may invest in, to the extent that CDS cleared by a clearing organization are not available, fully collateralized non-cleared CDS transactions, and options relating to the following: options on CDS, options on CDS futures, options on CDS indexes and options on U.S. Treasury securities for bona fide hedging; attempting to offset changes in the value of its principal investments held or expected to be acquired or be disposed of; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.  Each Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the CFTC.

Please see the SAI for a more complete list of portfolio investment strategies, permitted investments and related risks.

MORE INFORMATION ABOUT THE FUNDS

Transparency.  Each Fund’s portfolio holdings will be disclosed on the Trust’s website at http://www.etspreads.com daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day.

An investment in the Funds may be appropriate for investors who are willing to accept the risks and uncertainties of investing in ETFs and related derivatives that provide investment exposure to credit markets.

A description of each Fund’s policies and procedures with respect to the disclosure of Fund portfolio securities is available (i) in the SAI and (ii) on the Trust’s website at  www.etspreads.com.  Each Fund’s daily portfolio holdings information is also available on the Trust’s website.

MANAGEMENT OF THE FUNDS

Investment Advisor

ETSpreads, LLC, located at 44 Montgomery Street, Suite 2100, San Francisco, CA 94104, serves as investment advisor to the Funds.  The Advisor continuously reviews, supervises, and administers the Funds’ investment programs.  The Board supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities.  As of December 31, 2013, the Advisor and its affiliates had approximately $1.033 billion in assets under management.  Pursuant to an investment advisory agreement between the Trust and the Advisor, the Advisor is entitled to 0.95% of the NAV of the Fund.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board who are affiliated with the Advisor.  The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board’s approval of the Funds’ investment advisory agreement will be available in the Funds’ first Annual or Semi-Annual Report to Shareholders following the Funds’ commencement of operations.

The Portfolio Managers

William P. Mock, a member of the Advisor, has been the lead portfolio manager of the Funds since their inceptions.  Mr. Mock rejoined CCM Partners ,dba Shelton Capital Management the Managing Member of the Advisor, as Portfolio Manager in 2007.  Mr. Mock was the head trader for TKI Capital Management, an investment advisor to a convertible arbitrage hedge fund, from 2003 to 2006.  From 2001 to 2003, Mr. Mock was a portfolio manager at Shelton Capital Management, where he serves as the portfolio manager or co-portfolio manager for a number funds.  Prior to originally joining Shelton Capital Management in 2001, he gained investment and trading experience at Societe Generale and Citibank, N.A.  He holds an engineering degree from Kansas State University and is an honors graduate of the University of Chicago Graduate School of Business MBA Program, with an emphasis in finance.

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Steve Rogers, a member of the Advisor, has been a portfolio manager of the Fund since its inception.  Mr. Rogers currently serves as the portfolio manager or co-portfolio manager for a number of equity and fixed income funds advised by Shelton Capital Management, the Managing Member of the Advisor.  He joined Shelton Capital Management in 1993 and currently serves as its Chief Executive Officer.  Mr. Rogers graduated from the University of Iowa and earned his MBA from the University of California at Berkeley.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of securities in the Funds.

OTHER SERVICE PROVIDERS

ALPS Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of the Fund’s shares.  Its principal address is 1290 Broadway, Suite 1100, Denver, CO 80203. The Distributor will not distribute shares in less than whole Creation Units, and it does not maintain a secondary market in the shares.   The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is not affiliated with the Advisor, The Bank of New York Mellon or any of their respective affiliates.

The Bank of New York Mellon, located at 101 Barclay Street, New York, New York 10286, serves as the administrator, custodian, transfer agent and fund accounting agent for the Trust.

Tait, Weller & Baker LLP, located at 1818 Market Street, Suite 2400, Philadelphia, PA 19103, serves as the Fund’s independent registered public accounting firm.  The independent registered public accounting firm is responsible for auditing the annual financial statements of the Trust.

SHAREHOLDER INFORMATION

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. DTC or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares.

Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants (e.g., broker-dealers, banks, trust companies, or clearing companies). These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account.

Calculating Net Asset Value

The Fund calculates NAV by: (i) taking the current market value of its total assets; (ii) subtracting any liabilities; and (iii) dividing that amount by the total number of shares owned by shareholders.

The Fund calculates NAV once each business day as of the regularly scheduled close of normal trading on the New York Stock Exchange (the “NYSE”) (normally, 4:00 p.m., Eastern Time). The NYSE is typically closed on weekends and most national holidays.

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In calculating NAV, the Fund generally values its investment portfolio at market price.  If market prices are unavailable or the Fund thinks that they are unreliable, or when the value of a security has been materially affected by events occurring after the relevant market closes, the Fund will price those securities at fair value as determined in good faith using methods approved by the Board.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and, therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of the Fund’s holdings can be found in the SAI.

Share Trading Prices

The price of Fund shares is based on market price, which may differ from the Fund’s daily NAV per share and can be affected by market forces of supply and demand, economic conditions and other factors. The Exchange intends to disseminate the approximate value of the portfolio underlying a share of the Fund every fifteen seconds. This approximate value should not be viewed as a “real-time” update of the NAV per share of the Fund because the approximate value may not be calculated in the same manner as the NAV per share, which is computed once a day. The Fund is not involved in, or responsible for, the calculation or dissemination of such values and makes no warranty as to their accuracy.

Premium Discount Information

Information showing the number of days the market price of the Fund’s shares was greater than the Fund’s NAV per share (i.e., premium) and the number of days it was less than the Fund’s NAV per share (i.e., discount) for various time periods is available by visiting the Fund’s website at www.etspreads.com.

Dividends and Distributions
The Fund pays out dividends and distributes its net capital gains, if any, to shareholders at least annually.

Active Investors and Market Timing
Shares of the Fund are listed for trading on the Exchange, which allows retail investors to purchase and sell individual shares at market prices throughout the trading day similar to other publicly traded securities. Because these secondary market trades do not involve the Fund directly, it is unlikely that secondary market trading would cause any harmful effects of market timing for example: dilution, disruption of portfolio management, increases in the Fund’s trading costs or realization of capital gains. The Board has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the Fund’s shares because the Fund sells and redeems its shares at NAV only in Creation Units pursuant to the terms of a Participant Agreement between the Distributor and an Authorized Participant, principally in exchange for a basket of securities that mirrors the composition of the Fund’s portfolio and a specified amount of cash. Direct trading by Authorized Participants is critical to ensuring that the Fund’s shares trade at or close to NAV. The Fund also imposes transaction fees on such Creation Unit transactions that are designed to offset the Fund’s transfer and other transaction costs associated with the issuance and redemption of the Creation Unit shares.

Investing in the Fund
For more information on how to buy and sell shares of the Fund, call the Trust at (800) 955-9988  or visit the Fund’s website at www.etspreads.com.

TAX CONSEQUENCES

The following is a summary of some important tax issues that affect the Funds and shareholders.  The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action.  The summary is very general, and does not address investors subject to special rules, such as investors who hold shares through an IRA, 401(k) or other tax-deferred account.  More information about taxes is located in the SAI.  You are urged to consult your tax advisor regarding specific questions as to federal, state and local income taxes.

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Tax Status of the Funds

Each Fund is treated as a separate entity for federal tax purposes and intends to qualify for the special tax treatment afforded to regulated investment companies (“RICs”) under the Internal Revenue Code.  In order to qualify for the favorable U.S. federal income tax treatment accorded to RICs, the Fund, among other things, must derive at least 90% of its gross income in each taxable year from certain categories of income, diversify its holdings to satisfy certain diversification tests, and distribute annually to its shareholders at least 90% of its ordinary income realized net short-term capital gains.  As long as the Fund qualifies for treatment as a RIC, it pays no federal income tax on the earnings it distributes to shareholders.  If the Fund were to fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Tax Status of Distributions

The Funds will, at least annually, distribute substantially all of their net investment income and net capital gains income.

The income dividends and short-term capital gains distributions you receive from your Fund will be taxed as either ordinary income or qualified dividend income.  Dividends reported by the Funds as qualified dividend income, subject to certain minimum holding period requirements, are eligible for the reduced maximum rate to individuals of 20% (a 0% or 15% maximum rate applies to individuals in lower tax brackets).  The Funds’ strategies will limit its ability to distribute dividends eligible for treatment as qualified dividend income.

Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Funds (directly or in some cases indirectly) from U.S. corporations, subject to certain limitations.   The Funds’ trading strategies will limit its ability to distribute dividends eligible to for the dividends-received deduction for corporations.

Any distributions of net capital gain (the excess of the Fund’s net long-term capital gains over its net short-term capital losses) that you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares.  Long-term capital gains are currently taxed to non-corporate shareholders at a maximum rate of 20% (a 0% or 15% maximum rate applies to individuals in lower tax brackets).

Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest in additional shares.

Distributions paid in January but declared by the Funds in October, November or December of the previous year may be taxable to you in the previous year.

The Funds or your broker will inform you of the amount of ordinary income, dividend income, foreign tax credits, and net capital gain distributions received from the Funds shortly after the close of each calendar year.

Taxes on Exchange Listed Share Sales

Currently, any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent of amounts treated as distributions of long-term capital gains to the shareholder with respect to such shares.

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Derivatives and Complex Securities

The Funds will invest in complex securities such as swaps, derivatives, transactions treated as straddles for U.S. federal income tax purposes, and futures contracts.  These investments may be subject to numerous special and complex tax rules.  These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund, cause income or gain to be recognized even though corresponding cash is not received by the Fund and/or defer the Fund’s ability to recognize losses.  In turn, those rules may affect the amount, timing or character of the income distributed by a Fund.  Additional information regarding the investments in complex securities can be found in the SAI.

Medicare Tax

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares).

Non-U.S. Investors

If you are not a citizen or permanent resident of the United States, each Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business.

Distributions paid after June 30, 2014 and sale proceeds paid after December 31, 2016 to a shareholder that is a “foreign financial institution” as defined in Section 1471 of the Internal Revenue Code and that does not meet the requirements imposed on foreign financial institutions by Section 1471 will generally be subject to withholding tax at a 30% rate.  Distributions paid after June 30, 2014 and sale proceeds paid after December 31, 2016 to a non-U.S. shareholder that is not a foreign financial institution will generally be subject to such withholding tax if the shareholder fails to make certain required certifications.

Backup Withholding

Each Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).  Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax applicable to shareholders who are neither citizens nor residents of the United States.

The foregoing discussion summarizes some of the consequences under current U.S. federal tax law of an investment in the Funds.  It is not a substitute for personal tax advice.  You may also be subject to state and local taxation on Fund distributions and sales of shares.  Consult your personal tax advisor about the potential tax consequences of an investment in shares of the Fund under all applicable tax laws.

Creations and Redemptions

Prior to trading in the secondary market, shares of the Funds are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of  xx shares or multiples thereof.  Each “creator” or “Authorized Participant” enters into an authorized participant agreement with the Funds’ distributor, ALPS Distributions (the “Distributor”).

A creation transaction which is subject to acceptance by the transfer agent, generally takes place when an Authorized Participant deposits into the Fund a designed portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the Funds in exchange for a specified number of Creation Units.   To the extent practicable, the composition of such portfolio generally corresponds pro-rata to the holdings of the Funds.

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Similarly, shares can be redeemed only in Creation Units, generally for a designed portfolio of securities (including any portion of such securities for which cash may be substituted) held by the Fund and a specified amount of cash.  Except when aggregated in Creation Units, shares are not redeemable by the Fund.

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the authorized participant agreement.

Costs Associated with Creations and Redemptions

Authorized Participants are charged standard creation and redemption, transaction fees to offset transfer processing and other transaction costs associated with issuance and redemption of Creation Units.  The standard creation transaction fee is $1000 and the standard redemption transaction fee is also $1000.

The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same regardless of the number of Creation Units purchased by the Authorized Participant on the applicable business day.   Similarly, the standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the Authorized Participant on the applicable business day.

FINANCIAL HIGHLIGHTS

Financial Statements and Annual Reports will be available after the Fund has completed a fiscal year of operations.

Advisor
ETSpreads, LLC
44 Montgomery Street, #2100
San Francisco, CA 94104

Distributor
ALPS Fund Services, LLC
1290 Broadway, Suite 1100
Denver, CO 80203

Legal Counsel
Sutherland Asbill & Brennan LLP
700 6th Street NW, Suite 700
Washington, DC  20001

Administrator, Custodian & Transfer Agent
The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

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STATEMENT OF ADDITIONAL INFORMATION

Exchange Traded Spreads Trust

44 Montgomery Street #2100
San Francisco, CA 94104
(800) 225-8778 www.etspreads.com

The Exchange Traded Spreads Trust (the “Trust”) is an investment company offering professionally managed investment portfolios. This Statement of Additional Information (“SAI”) relates to shares of the following portfolios (individually, a “Fund” and collectively, the “Funds”):

ETSPREADS IG LONG CREDIT FUND	Stock Exchange: NYSE Arca	IGCL

ETSPREADS IG SHORT CREDIT FUND	Stock Exchange: NYSE Arca	IGCS

ETSPREADS HY LONG CREDIT FUND	Stock Exchange: NYSE Arca	HYCL

ETSPREADS HY SHORT CREDIT FUND	Stock Exchange: NYSE Arca	HYCS

This SAI is not a prospectus.  It should be read in conjunction with the Funds’ Prospectus, dated April ___ 2014, which incorporates this SAI by reference.  Capitalized terms not defined herein are defined in the Prospectus.  Copies of the Funds’ Prospectus are available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone number above. Shares of the Funds are subject to listing on NYSE Arca, Inc. (the “Exchange”), and will trade in the secondary market.

The date of this SAI is May __, 2014

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

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TABLE OF CONTENTS

Page

GENERAL INFORMATION ABOUT THE TRUST	1
INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS	2
INFORMATION ABOUT THE CDX INDICES	10
INVESTMENT RESTRICTIONS	10
CONTINUOUS OFFERING	11
EXCHANGE LISTING AND TRADING	12
PORTFOLIO TRANSACTIONS AND BROKERAGE	12
MANAGEMENT OF THE TRUST	14
BOOK ENTRY ONLY SYSTEM	23
CREATION AND REDEMPTION OF CREATION UNITS	24
DETERMINATION OF NET ASSET VALUE	31
DIVIDENDS, DISTRIBUTIONS, AND TAXES	32
OTHER INFORMATION	38
COUNSEL	40
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	40
CUSTODIAN	40
FINANCIAL STATEMENTS	40
APPENDIX A – PROXY VOTING POLICIES AND PROCEDURES	A-1

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GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on January 17, 2008. The Trust is permitted to offer separate series (i.e., funds) and additional funds may be created from time to time.

As of the date of this SAI, the Trust offers four separate funds, the ETSpreads IG Long Credit Fund, the ETSpreads IG Short Credit Fund, the ETSpreads HY Long Credit Fund and the ETSpreads HY Short Credit Fund.

Each share issued by a Fund has a pro rata interest in the assets of that Fund.  Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board of Trustees of the Trust (the “Board”) with respect to a fund, and in the net distributable assets of the fund on liquidation. All payments received by the Trust for shares of any fund belong to that fund.  Each Fund has its own assets and liabilities. Each Fund charges its own expenses and also indirectly bears a proportionate share of the Trust’s expenses. ETSpreads, LLC, (the “Advisor”) serves as the investment advisor to the Funds.

The shares of the Funds are subject to approval for listing on the Exchange. The shares of the Funds described in the Funds’ Prospectus will trade on the Exchange at market prices that may be below, at, or above net asset value (“NAV”) per share of each Fund.

Each Fund offers and issues shares at NAV only in aggregated lots of 50,000 shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for either an all cash payment or (i) a basket of individual securities or other Fund investments (the “Deposit Instruments”) and (ii) an amount of cash (the “Cash Amount”). Shares are redeemable only in Creation Unit Aggregations.

Creation Units may be issued in advance of receipt of Deposit Instruments subject to various conditions, including a requirement to maintain a cash deposit with the Trust at least equal to115% of the market value of the missing Deposit Instruments. In each instance, transaction fees may be imposed that will be higher than the transaction fees associated with traditional in-kind creations or redemptions. In all cases, such fees will be limited in accordance with U.S. Securities and Exchange Commission (“SEC”) requirements applicable to management investment companies offering redeemable securities. See the “Creation and Redemption of Creation Units” section for detailed information.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

General

The investment techniques and instruments described below and in the Funds’ Prospectus may, consistent with a Fund’s investment objective and investment policies, be used by the Fund if, in the opinion of the Advisor, such strategies will be advantageous to the Fund. The Fund may not invest in all of the instruments and techniques described below. In addition, the Fund is free to reduce or eliminate its activity with respect to any of the investment techniques described below without changing the Fund’s fundamental investment policies, and the Fund will periodically change the composition of its portfolio to best meet its investment objectives. For more information about the Fund’s principal strategies and risks, please see the Fund’s Prospectus.

Each Fund uses an active investment strategy to seek to meet its investment objective.  The Advisor, subject to the oversight of the Board, has discretion on a daily basis to manage each Fund’s portfolio in accordance with such Fund’s investment objective and investment policies.  Each Fund will seek to provide exposure to a long or short position with respect to a specific segment of the North American corporate credit markets.1  The strategy of each of the Funds involves buying and selling credit default swaps (“CDS”) to outperform, before fees and expenses, either a long or short position tied to its benchmark index.  Currently, each Fund will use either the Markit CDX North American Investment Grade 5-year Total Return Index or the Markit CDX North American High Yield 5-year Total Return Index (each a “CDX Index”) as its benchmark.  A “CDS Index”, including a CDX Index, is an index comprised of multiple CDS with different “Reference Entities” (as described below).  The Markit CDX North American Investment Grade 5-year Total Return Index is designed to track the credit quality of 125 investment grade North American debt issuers or the unsubordinated debt obligations of such debt issuers.  The Markit CDX North American High Yield 5-year Total Return Index is designed to track the credit quality of 100 high yield North American debt issuers or the unsubordinated debt obligations of such debt issuers.    None of the Funds will use leverage and each Fund will maintain sufficient assets at all times so that it can meet its payment, margin or other obligations without borrowing.  In general, no leverage means that for each $100 million of assets under management, the relevant Fund will be a net buyer or seller (consistent with its investment objective) of protection on $100 million.  Any derivative transaction, which results in the leveraging of the portfolio beyond levels which are considered by the Advisor to be de minimis, is strictly prohibited.  In assessing if the leverage created by the use of derivatives is de minimis, the Advisor will assume that if portfolio leverage exceeds a 5% threshold (i.e. if the ratio of total assets to net assets exceeds 1.05), it is no longer de minimis and steps will be taken immediately to reduce the portfolio leverage.  While actual percentages will vary, it is generally expected that less than twenty percent of a Fund’s assets will be in CDS and non-principal investments, and the balance of a Fund’s assets will be U.S. Treasury securities, money market instruments and cash.

1
With respect to a particular credit market, a “long position” means that an investor expects that the issuers of debt securities in a particular debt market will be able to meet their obligations in accordance with the terms of such debt securities in full and on-time.  With respect to a particular credit market, a “short position” means that an investor expects there will be an increased likelihood that the issuers of debt securities in a particular debt market will not be able to meet their obligations in accordance with the terms of such debt securities in full or on-time.

Derivatives

To meet its investment objective, each Fund intends to invest primarily in (i) CDS cleared by a clearing organization which are either (a) CDS index swaps (including swaps based on the CDX Index (a “CDX Index swap”)) based on multiple CDS relating to the debt issued by different Reference Entities, or  (b) “Single Name CDS,” which is a CDS that relates only to the debt issued by a single Reference Entity; and (ii) futures contracts based on CDS or other similar futures contracts.

Credit Default Swaps

CDS are instruments that allow the buyer to purchase protection against a credit event measured by a default on particular debt repayment obligations for a specific Reference Entity and a seller to guarantee protection against such event for the same entity.  A “Reference Entity” is the entity whose debt underlies a Single Name CDS and can be a corporation, government or other legal entity that issues debt.  CDS index swaps are based on a particular index that includes Single Name CDS of several Reference Entities.

Because market perceptions about the risk of default, or another credit event, change over time, the prices of CDS for any given day are likely to change value.  Bond prices change over time and some of this change is due to changes in the strength of the underlying credit of the issuer.  CDS index swaps are created in order to provide credit exposure to a pre-designed market segment such as the investment grade market or the high yield market.

In addition to market perceptions of the creditworthiness of particular Reference Entities that is reflected in pricing, the value and return on CDS are impacted by the occurrence of credit events relating to the relevant Reference Entities.  In the event of a credit event under a CDS, including a CDS underlying a CDS index swap, the CDS would typically be cash settled via auction conducted under protocols published by the International Swap and Derivatives Association, Inc. (“ISDA”) although physical settlement (i.e., an actual loan/bond trade) is possible.  Generally, under the ISDA protocols, once a credit event has been determined to occur triggering settlement under a CDS, CDS dealers  submit bids and offers for the Reference Entity debt obligations underlying the CDS. The highest bids and the lowest offers of the dealer submissions are then averaged to create an initial market value midpoint. Dealers and investors may then submit bids in the auction to determine the final price.  Generally, the amount of the cash settlement is the difference between this final price of the Reference Entity debt obligation referred to in the CDS and its face value; that amount is payable by the protection seller to the protection buyer in the event a credit event occurs.  The Funds intend to only agree to cash settlement when entering into CDS.  CDS pricing is widely available to market participants in the equity and fixed income markets via Markit, Credit Market Analysis Ltd. (“CMA”) and Bloomberg L.P. (“Bloomberg”).

Ownership of a CDS cannot be freely transferred without the consent of the other party, or in the case of a cleared swap, the customer’s futures commission merchant (“FCM”) and the relevant clearing organization’s regulations. However, there is a well-developed market for transfer of CDS, particularly cleared swaps, to third parties with the consent of the original parties to the swap (such transfers which require all parties’ consent are commonly known as a novation).  Obtaining such consent is not guaranteed and may result in a payment above the market value of the swap.  Under such circumstances, the Advisor generally expects that it will enter into an offsetting cleared CDS to reduce or eliminate cleared swap positions rather than seek the consent of its counterparty for a transfer or early termination of a swap at a non-market price.  The Advisor may unwind non-cleared CDS through termination or transfer of its position with a particular counterparty rather than enter into an offsetting trade with a second counterparty in order to avoid incurring additional credit exposure to the second counterparty and to avoid the possibility that values of the respective positions will differ, although it may enter into an offsetting transaction if the Advisor believes such a transaction is in the best interest of Fund shareholders.

There is significant liquidity in the CDS to be entered into by the Funds.  These CDS are entered into among banks, securities firms, hedge funds, corporations, insurance companies, mutual funds, pension funds, and other institutional investors.  Daily trading volume of cleared swaps transacted via the ICE and CME clearing organizations is available through their respective websites.

Cleared CDS are subject to initial and variation margin requirements set by the clearing organization that are based on mark-to-market prices and other factors.  Additional initial margin may also be required by an FCM to address its credit exposure as guarantor to the clearing organization of the Funds’ positions at the clearing organization throughout the life of the swap or futures contract.

Subsequent to the payment of initial margin, variation margin is either payable by or returned to the Funds on a daily basis, based on the change in the value of the swap positions and the degree to which the Funds are in or out of the money with respect to their positions.  The purpose of this is to minimize the credit exposure to the FCM and the clearing organization.  If the Funds fail to post margin, the clearing organization can liquidate the Funds’ positions.  As such, the counterparty exposure is limited to the change in value since the last margin posted.

In the case of non-cleared swaps, the 1940 Act requires that margin equal to the market value of the swap be posted and held by the Funds’ custodian on a daily basis. As with variation margin for cleared swaps, margin would be payable by or returned to the Funds based on the change in the value of the swap positions and the degree to which the Funds are in or out of the money with respect to their positions.

Collateral or margin required to be provided to a clearinghouse or a futures commission merchant for either cleared or non-cleared CDS will generally represent a small portion of such swap’s aggregate notional value, and, accordingly, the Funds will generally invest the balance of its assets in obligations of the U.S. government, cash or money market instruments.  These assets will be available to satisfy subsequent margin calls on the Fund, as well as be available for redemptions of Fund Shares and to pay its coupon or other payment obligations under its CDS.  Protection sellers will make margin payments to the protection buyer and, if required, its futures commission merchant.  In addition to its margin payments to the protection seller, if any, a protection buyer is required to pay an amount equal to the value of the CDS on the date acquired and thereafter must pay periodic fixed coupon payments determined by the clearing organization, in the case of cleared CDS, or as agreed to with its counterparties for non-cleared CDS.

The Funds are not leveraged and will hold sufficient cash and cash equivalents to meet their margin and collateral requirements.

Other Swaps

Each Fund may also utilize other types of swap agreements, including, but not limited to, total return swaps on debt, equity or CDS or indexes relating to the foregoing, bond or corporate credit index swaps, and interest rate swaps.  A Fund may utilize these swap agreements in an attempt to gain exposure to the investments used to meet its investment objective in a market without actually purchasing those investments, or to hedge a position.  In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.  The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer.  Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments.  Payments may be made at the conclusion of a swap agreement or periodically during its term.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor;” and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

A Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities or other interests in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable.  For example, the counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.  A Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks.  Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements do not involve the delivery of securities or other underlying assets.  Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make.  If a swap counterparty defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any.   The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by the Fund’s custodian.  Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and the Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Funds’ borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the OTC market, based upon the number of transactions.  The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of swap agreements, including credit default swaps, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  If a counterparty’s creditworthiness declines, the value of the swap to the other party would likely decline.  Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

To reduce the credit risk that arises in connection with non-cleared swaps, each of the Funds will generally enter into an agreement with each counterparty based on a Master Agreement published by the International Swaps and Derivatives Association, Inc. that provides for the netting of its overall exposure to its counterparty.  The Advisor will assess or review, as appropriate, the creditworthiness of each potential or existing counterparty to an over-the-counter contract pursuant to guidelines approved by the Advisor.  Furthermore, the Advisor on behalf of the Funds will only enter into over-the-counter contracts with counterparties who are, or are affiliates of, (a) banks regulated by a United States federal bank regulator, (b) swap dealers or securities based swap dealers regulated by the CFTC and/or the Commission, (c) broker-dealers regulated by the Commission, or (d) insurance companies domiciled in the United States.  Existing counterparties will be reviewed periodically by the Advisor.  The Funds also may require that the counterparty be highly rated and/or provide collateral or other credit support.

Futures Transactions

Futures.   Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Each Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”).

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit leveraging and related risks.  To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If a Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities.  Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

There are significant risks associated with the Funds’ use of futures contracts, including the following: (1) the success of a hedging strategy may depend on the Advisor’s ability to predict movements in the prices of individual securities or other investments, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities or other investments held by the Funds and the prices of futures; (3) there may not be a liquid secondary market for a futures contract; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts. In addition, some strategies reduce the Funds’ exposure to price fluctuations, while others tend to increase its market exposure.

Illiquid Investments

Each of the Funds may hold up to an aggregate amount of 15% of its net assets in illiquid investments (calculated at the time of investment).  The Funds will monitor their portfolio liquidity on an ongoing basis to determine whether, in light of current circumstances, an adequate level of liquidity is being maintained, and will consider taking appropriate steps in order to maintain adequate liquidity if, through a change in values, net assets, or other circumstances, more than 15% of a Fund’s net assets are held in illiquid investments. The term “illiquid investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid investments include investments subject to contractual or other restrictions on resale and other instruments that lack readily available markets as determined in accordance with Commission staff guidance and include, among other things, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws.  A Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid.  In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid.  Certain illiquid investments may require pricing at fair value as determined in good faith under the supervision of a Fund’s Board of Trustees.

Lending of Portfolio Securities

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). A Fund will not lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of a Fund. A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund’s securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral.

A Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

Investments in Other Investment Companies

Each Fund may invest in the securities of other investment companies consistent with the requirements of Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC or interpretation thereof. Generally, a fund may invest in the securities of another investment company (the “acquired company”) provided that the fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the fund) having an aggregate value in excess of 10% of the value of the total assets of the fund. A fund may also invest in the securities of other investment companies if the fund is part of a “master- feeder” structure or operates as a fund of funds in compliance with Section 12(d)(1)(E), (F) and (G) and the rules thereunder.

If a Fund invests in, and thus is a shareholder of, an ETF, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such ETF, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own Advisor and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

No Fund will invest more than 10% of its assets in “private funds” meaning funds that rely on an exemption from registration under Sections 3(c)(1) or 3(c)(7) of the 1940 Act.

Portfolio Turnover

Portfolio turnover may vary from year to year, as well as within a year. A higher portfolio turnover rate would likely involve correspondingly greater brokerage commissions and transaction and other expenses which would be borne by a Fund. In addition, a Fund’s portfolio turnover level may adversely affect the ability of the Fund to achieve its investment objective. Because a Fund’s portfolio turnover rate, to a great extent, will depend on the creation and redemption activity of investors, it is difficult to estimate what the Funds’ actual portfolio turnover rates will be in the future, however, it is expected that turnover will be greater than 100%.

“Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate.  Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts, swaps and options contracts in which a Fund invests since such contracts generally have a remaining maturity of less than one year.

Repurchase Agreements

Each Fund may enter into repurchase agreements with financial institutions, which may be deemed to be loans. Each Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well- established financial institutions whose condition will be continually monitored by the Advisor.  In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of a Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.  It is the current policy of each Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s net assets.  The investments of a Fund in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

U.S. Government Securities

Each Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to [ten] years; U.S. Treasury bonds generally have initial maturities of greater than ten years; and Treasury Inflation-Protected Securities (“TIPS”) are issued in in maturities of five, ten, or thirty years.  Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (“Farmer Mac”).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government- sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

When-Issued and Delayed-Delivery Securities

Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction).  These securities are subject to market fluctuation and no interest accrues to the purchaser during this period.  At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s NAV. Each Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund’s net assets would be so invested.  At the time of delivery of the securities, the value of the securities may be more or less than the purchase price.  Each Fund will also establish a segregated account with the Fund’s custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund’s purchase commitments for such when-issued or delayed-delivery securities.  The Trust does not believe that a Fund’s NAV or income will be adversely affected by the Fund’s purchase of securities on a when-issued or delayed-delivery basis.

Zero Coupon Bonds

Each Fund may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons.  Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity.   Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds.  Because dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, a Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation.  Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments.  Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity.   Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds.  Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of “Separate Trading of Registered Interest and Principal of Securities” (or “STRIPS”).   While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon- bearing bonds.  Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

INFORMATION ABOUT THE CDX INDICES

The Markit CDX North American Investment Grade 5-year Total Return Index is composed of credit default swaps relating to 125 equally-weighted, investment grade, unaffiliated Reference Entities. All entities are domiciled in North America. A new series of the Index is issued every six months in March and September, which effectively serves as a rebalancing to reflect the then current corporate credit markets.

The Markit CDX North American High Yield 5-year Total Return Index is composed of credit default swaps relating to 100 equally-weighted, non-investment grade, unaffiliated Reference Entities. All entities are domiciled in North America. A new series of the Index is issued every six months in March and September, which effectively serves as a rebalancing to reflect the then current corporate credit markets.

Markit Group Limited (“Markit”) has developed and published specific rules for each Index, most recently updated on March 2013 in the publicly available “Markit CDX High Yield & Markit CDX Investment Grade Index Rules”2 (the “Rules”).

The composition of CDX Index shall be determined by Markit as the “Administrator” in accordance with the Rules, which are formulaic, provided that in making any determination the Administrator may depart from, or otherwise make an exception to, the Rules. Generally, the composition of membership in each CDX Index is determined by selecting unique Reference Entities with the most liquid credit derivatives based on trailing six-month trading volume published on DTCC Trade Information Warehouse. Once a series of CDX Index is issued, no additional companies are added to the CDX Index as component members of such Index.

Component members of CDX Index may be removed under certain circumstances, including a credit event such as a default. When a new series of CDX Index is released every six months, the component members of an Index are updated to reflect changes in the markets and the new component members are approved by the Administrator and published on Markit’s website.

Each Reference Entity has an equal weighting in the applicable CDX Index.   A list of Reference Entities for the CDX Indices is published from time to time by or on behalf of Markit.

2	http://www.markit.com/assets/en/docs/products/data/indices/credit-index-annexes/Markit%2CDX%20HY%20and%20IG%20Rules%20Mar%202013.pdf

INVESTMENT RESTRICTIONS

Fundamental Policies of the Funds

In addition to the limits disclosed above and the investment limitations described in the Prospectus, the Funds are subject to the following investment limitations that are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of that Fund. Under the 1940Act, a “vote of a majority of the outstanding voting securities” of a fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund or (2) 67% or more of the shares present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

Borrowing. Each Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder.

Commodities. Each Fund may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps (including credit default swaps), forward contracts, foreign currency spot and forward contracts or other derivative instruments.

Concentration. Each Fund may not concentrate investments in a particular industry or group of industries, as concentration is defined or interpreted under the 1940 Act or the rules or regulations thereunder, except that each Fund will concentrate in any industry in which its benchmark index is so concentrated. This limitation does not apply to investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or shares of investment companies.

Loans; Repurchase Agreements and Loans of Portfolio Securities. Each Fund may make loans only as permitted under the 1940 Act, the rules and regulations thereunder.  For purposes of this policy, the issuer of the underlying security will be deemed to be the issuer of any respective Depositary Receipt.

Real Estate. Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

Senior Securities. Each Fund may not issue senior securities, except to the extent permitted by the 1940
Act, the rules and regulations thereunder.

Underwriting. Each Fund may not underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (the “1933 Act”),  in the disposition of restricted securities or in connection with investments in other investment companies.

The 1940 Act presently allows a fund to: (1) borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 331/3% of its total assets, (2) borrow money for temporary purposes in an amount not exceeding 5% of the value of the fund’s total assets at the time of the loan and (3) enter into reverse repurchase agreements.  Concentration in an industry or group of industries is currently defined as an investment of 25% or more of a fund’s total assets in that industry.

CONTINUOUS OFFERING

The method by which Creation Units are created and sold may raise certain issues under applicable securities laws. Because new Creation Unit of shares are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933
Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor (as defined below), breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer  firms  should  also  note  that  dealers  who  are  not  “underwriters,”  but  are  effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to shares are reminded that, under Rule 153 of the 1933 Act, a prospectus-delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on an exchange is satisfied by the fact that the prospectus is available at the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Funds is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

Shares of the Funds are listed and traded on the Exchange.  The shares of the Funds will trade on the Exchange at prices that may differ to some degree from a Fund’s NAV.  There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares will continue to be met.

As in the case of other stocks traded on the Exchange, broker’s commissions on purchases or sales of shares in market transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Brokerage Transactions.  Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

The CDS the Funds intend to enter into will be executed either over-the-counter or with counterparties who agree to clear these transactions through a futures commission merchant (“FCM”).  When entering into a  CDS, the Advisor evaluates counterparties on the following factors: reputation and financial strength; execution prices; commission costs; ability to handle complex orders; ability to give prompt and full execution, including the ability to handle difficult trades; accuracy of reports and confirmations provided; reliability, type and quality of research provided; financing costs and other associated costs related to the transaction; and whether the total cost or proceeds in each transaction is the most favorable under the circumstances.  In the selection of FCMs, the Advisor, bearing in mind the Funds’ best interests at all times, shall consider all factors it deems relevant, including: price; the size of the transaction; the nature of the market for the security future or swap; the amount of the commission fees and margin required; the reputation, experience and financial stability of the FCM involved; and the quality of service rendered by the FCM in other transactions.

Brokerage Selection.  The Trust does not expect to use one particular broker-dealer to effect the Trust’s portfolio transactions.  When one or more broker-dealers is believed capable of providing the best combination of price and execution, the Advisor may not select a broker-dealer based on the lowest commission rate available for a particular transaction.  In such cases, the Advisor may pay a higher commission than otherwise obtainable from other brokers in return for brokerage or research services provided to the Advisor consistent with Section 28(e) of the Securities Exchange Act of 1934 (the “Exchange Act”), which provides that the Advisor may cause a Fund to pay a broker-dealer a commission for effecting a transaction in excess of the amount of commission another broker-dealer would have charged as long as the Advisor makes a good faith determination that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer.  To the extent the Advisor obtains brokerage and research services that it otherwise would acquire at its own expense, the Advisor may have an incentive to place a greater volume of transactions or pay higher commissions than would otherwise be the case.

The Advisor will only obtain brokerage and research services from broker-dealers in arrangements that are consistent with Section 28(e) of the Exchange Act.  The types of products and services that the Advisor may obtain from broker-dealers through such arrangements will include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis.  The Advisor may use products and services provided by brokers in servicing all of its client accounts and not all such products and services may necessarily be used in connection with the account that paid commissions to the broker- dealer providing such products and services.  Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of brokerage and research services.

In some cases the Advisor may receive a product or service from a broker that has both a “research” and a “non-research” use.  When this occurs, the Advisor will make a good faith allocation between the research and non-research uses of the product or service.  The percentage of the service that is used for research purposes may be paid for with brokerage commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes.  In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to appropriately allocate the anticipated use of such products and services to research and non-research uses.

Securities of “Regular Broker-Dealers.  Each Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or  (iii) sold the largest dollar amounts of the Trust’s shares.  Because the Funds are new, as of the date of this SAI, the Funds did not hold any securities of its “regular brokers and dealers.”

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board of Trustees is responsible for overseeing the management and affairs of the Funds and each of the Trust’s other funds, which are not described in this SAI. The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. Like most funds, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Advisor, Distributor and Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or funds. Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Funds employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Funds to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Advisor is responsible for the day- to-day management of the Funds’ portfolio investments) and, consequently, for managing the risks associated with that activity. The Board has emphasized to the Funds’ service providers the importance of maintaining vigorous risk management.

The Board’s role in risk management oversight begins before the inception of a fund, at which time the fund’s primary service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund.  Additionally, the fund’s Advisor provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure.  Thereafter, the Board oversees the risk management of the fund’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the fund and its service providers, including in particular the Trust’s Chief Compliance Officer and the fund’s independent accountants.  The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee oversee efforts by management and service providers to manage risks to which the fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Advisor and receives information about those services at its regular meetings.  In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Advisor, the Board meets with the Advisor to review such services.  Among other things, the Board regularly considers the Advisor’s adherence to the Funds’ investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations.  The Board also reviews information about the Funds’ investments, including, for example, portfolio holdings schedules and reports on the Advisor’s use of higher-risk financial instruments, such as derivatives, in managing the Funds, if any, as well as reports on the Funds’ investments in other investment companies, if any.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund and Advisor risk assessments.  At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Advisor.  The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Administrator makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Funds’ financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in the Funds’ internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Advisor, the Chief Compliance Officer, the independent registered public accounting firm, and other service providers, the Board and the Audit Committee review in detail any material risks of the Funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness.  Moreover, despite the periodic reports the Board receives, it may not be made aware of all of the relevant information of a particular risk.  Most of the Funds’ investment management and business affairs are carried out by or through the Funds’ Advisor and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Funds’ and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls.   As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Members of the Board and Officers of the Trust.  Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust.  Also included below is the term of office for each of the Executive Officers of the Trust.  The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust.

The Chairman of the Board, Stephen C. Rogers, is an interested person of the Trust as that term is defined in the 1940 Act.  The Trust does not have a single lead independent Trustee.  The Trust has determined its leadership structure is appropriate given the specific characteristics the Trust and its operations.   The Trust made this determination in consideration of, among other things, the fact that the Trustees who are not interested persons of the Funds (i.e., “independent Trustees”) constitute at least fifty percent (50%) of the Board, the fact that the Audit Committee is composed of the independent Trustees, the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board.  The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Fund management.

Name, Address and Date of Birth of Trustee/Officer	Position(s) Held with the Trust,Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseenby Trustee/ Officer	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
Stephen C. Rogers* P.O. Box 387 San Francisco, CA 94104 (06/27/1966)	President, since 2008; Chairman of the Board & Trustee since 2008	Portfolio Manager, Shelton Capital Management, 2003 to present; Chief Executive Officer, Shelton Capital Management, 1999 to present; Secretary 1999 to November 2012.	4	Shelton Funds; Shelton Greater China Fund
Independent Trustees
James W. Miller, Jr. P.O. Box 387 San Francisco, CA 94104 (05/28/1966)	Trustee, since 2013	Director, RREEF 2006 to present; Executive Vice President, Jones Lang LaSalle Americas, Inc., 1999 to 2006.	4	Shelton Funds; Shelton Greater China Fund
Kevin T. Kogler P.O. Box 387 San Francisco, CA 94104 (02/21/1966)	Trustee, since 2013	President & CEO of Microbiz, LLC, 2012 to present; Principal, Robertson Piper Software Group, 2006-2012; Senior Vice President, Investment Banking, Friedman, Billings Ramsey, 2003 to 2006.	4	Shelton Funds; Shelton Greater China Fund
Stephen H. Sutro P.O. Box 387 San Francisco, CA 94104 (04/09/1969)	Trustee, since 2013	Partner, Duane Morris LLP (law firm), 2003 to present.	4	Shelton Funds; Shelton Greater China Fund

Officers of Exchange Traded Spreads Trust
Stephen C. Rogers P.O. Box 387 San Francisco, CA 94104 (06/27/1966)	President, since 2008; Chairman of the Board & Trustee since 2008	Portfolio Manager, Shelton Capital Management, 2003 to present; Chief Executive Officer, Shelton Capital Management, 1999 to present; Secretary 1999 to November 2012.	4	Shelton Funds; Shelton Greater China Fund
Teresa Axelson P.O. Box 387 San Francisco, CA 94104 (12/04/1947)	Chief Compliance Officer; Secretary since 2013;	Chief Compliance Officer, Shelton Capital Management, 2011 to present; Consultant, 2011; Vice President-Secretary, Chief Compliance Officer, Securities Management and Research, Inc.; SM&R Investments, Inc. (6 mutual funds) and American National Investment Accounts, Inc. (5 mutual funds), 1968-2010.	4	N/A
William P. Mock P.O. Box 387 San Francisco, CA 94104 (12/29/1966)	Treasurer, since 2013	Portfolio Manager, Shelton Capital Management, since 2010; Portfolio Manager, ETSpreads, 2007 to present; Head Trader, TKI Capital Management, 2003-2006.	4	N/A

*	Mr. Rogers is an “interested” person of the Trust, as that term is defined in the 1940 Act, by virtue of his ownership and controlling interest in the Advisor.

Board Standing Committee. The Board has established the following standing committee:

Audit Committee.   The Board has a standing Audit Committee that is composed of each of the independent Board members of  the  Trust.    The Audit Committee operates under a  written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as the Trust’s independent registered public accounting firm and whether to terminate this relationship; (ii) reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; (iii) serving as a channel of communication between the independent registered public accounting firm and the Board; (iv) reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, if any, reports submitted to the Committee by the Trust’s service providers that are material to the Trust as a whole, and management’s responses to any such reports; (v) reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; (vi) considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, the independent registered public accounting firm’s report on the adequacy of the Trust’s internal financial controls; (vii) reviewing, in consultation with the Trust’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust’s financial statements; and (viii) other audit related matters.  Each Independent Trustee serves as a member of the Audit Committee. The Audit Committee will meet periodically as necessary.

Individual Trustee Qualifications.

Individual Trustee qualifications are noted in the table above. In addition, the following characteristics are among those that were considered for each existing Trustee and will be considered for any Nominee Trustee.

•           Outstanding skills in disciplines deemed by the Independent Trustees to be particularly relevant to the role of Independent Trustee and to the Funds, including legal, accounting, the financial industry and the investment industry.

•           No conflicts which would interfere with qualifying as independent.

•           Appropriate interpersonal skills to work effectively with other Independent Trustees.

•           Understanding and appreciation of the important role occupied by Independent Trustees in the regulatory structure governing regulated investment companies.

•           Diversity of background.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Funds and all Exchange Traded Spreads Trust funds as of the end of the most recently completed calendar year.  Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name of Trustee	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
James W. Miller, Jr.	None
Kevin T. Kogler	None
Stephen H. Sutro	None
Interested Trustees and Officers
Stephen C. Rogers	None

Board Compensation. The following table sets forth the compensation that was paid to each Trustee by the Trust for the year ending December 31, 2013.

Name of Trustee	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex
Interested Trustee
Stephen C. Rogers	$0	N/A	N/A	$0
Independent Trustees
James W. Miller, Jr.	$1,000	N/A	N/A	$1,000
Kevin T. Kogler	$1,000	N/A	N/A	$1,000
Stephen H. Sutro	$1,000	N/A	N/A	$1,000

Control Persons and Principal Holders of Securities

Because the Funds are new, as of the date of this SAI, there were no beneficial owners of the Funds.

Codes of Ethics

The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Advisor and Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a “Code of Ethics” and together the “Codes of Ethics”) apply to the personal investing activities of trustees, directors, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in IPOs. Copies of the Codes of Ethics are on file with the SEC, and are available to the public.

Proxy Voting

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. The Board will periodically review the Funds’ proxy voting record.

The Trust will annually disclose its complete proxy voting record on Form N-PX.   The Trust’s most recent Form N-PX will be available without charge, upon request by calling 800.955.9988 or by writing to the Trust at 44 Montgomery Street, Suite 2100, San Francisco, CA 94104. The Trust’s Form N-PX will also be available on the SEC’s web site at www.sec.gov.

The Advisor and the Advisory Agreement

The Advisor, a registered investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”), is located at 44 Montgomery Street, Suite 2100, San Francisco, CA 94104.  The Advisor is a California limited liability company organized on August 21, 2008. The managing member of the Advisor is CCM Partners, LP, (dba Shelton Capital Management) a California Limited Partnership. Shelton Capital Management is controlled by a privately held partnership, RFS Partners, LP, which in turn is controlled by a family trust of which Mr. Stephen C. Rogers is co-trustee.

Pursuant to an investment advisory agreement with the Trust dated October 24, 2013, as amended from time to time (the “Advisory Agreement”), the Advisor serves as the investment adviser for the Trust and provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to direction and control of the Board and the officers of the Trust.

For its investment management services, the Advisor is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.95 % based on the average daily net assets of a Fund. The Advisor has contractually agreed to reduce its fees and/or reimburse expense in order to keep net expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding xxxx% of each Fund’s average daily net assets for at least a year from the date of the Fund’s Prospectus. The expense limitation agreement (i) may be terminated at any time by the Board, (ii) may be terminated by the Advisor upon ninety days’ prior written notice to the Trust, with such termination to be effective as of the close of business on the last day of the then-current one-year period; or at such earlier time provided that such termination is approved by majority vote of the Trustees and the Independent Trustees voting separately, and (iii) will be terminated upon termination of the investment advisory agreement between the Advisor and the Funds.  The investment advisory agreement may be terminated: (i) by the Board, for any reason at any time, (ii) with respect to the Funds, upon the affirmative vote of a majority of the outstanding voting securities of the Funds; or (iii) by the Advisor upon thirty (30) days’ prior written notice to the Trust.  If at any point it becomes unnecessary for the Advisor to reduce fees or make expense reimbursements, the Board may permit the Advisor to retain the difference between the Total Annual Fund Operating Expenses and xxxxxx% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period.

The Advisor is responsible for the management of the Funds and oversees the investment and the reinvestment of the assets of the Funds, in accordance with the investment objectives, policies, and limitations of the Funds, subject to the general supervision and control of the Board and the officers of the Trust.  The Advisor bears all costs associated with providing these advisory services and the expenses of the members of the Board who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares. The Advisor may from time to time reimburse certain expenses of the Funds in order to limit the Funds’ operating expenses as described in the Prospectus.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by a majority vote of the Trustees, including a majority vote of such Trustees who are not “interested persons” of the Trust or the Advisor, at a meeting called for the purpose of voting on such approval; or (ii) the vote of a majority of the outstanding voting securities of the Fund.  The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to the Fund, by a majority of the outstanding shares of the Fund. In addition, the Advisor may at any time terminate the Advisory Agreement by not more than sixty (60) days’ nor less than thirty (30) days’ written notice to the Trust.

Factors considered by the Board in the approval or renewal of the Advisory Agreement will be included in the Funds’ first Annual or Semi-Annual Report to Shareholders following the Funds’ commencement of operations.

Portfolio Managers

This section includes information about the Funds’ portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

Portfolio Manager Compensation

Compensation of Portfolio Managers (PMs) includes a base salary and cash bonus. Compensation is structured to emphasize the success of the Advisor rather than that of any one individual. The Manager does not have any “incentive compensation” or “deferred compensation” programs for the PMs. Compensation is not linked to the distribution of Fund shares or to the performance of any account or Fund. Some of the PMs also participate in equity ownership of the Advisor . Each element of compensation is detailed below:

Base Salary. PMs are paid a fixed base salary that is intended to be competitive in light of each PMs’ experience and responsibilities.

Bonus. Bonus payments are based on a number of factors including the profitability of the firm and the employee’s long-term contributions, full-time employees of the Advisor with at least one year of tenure participate in the annual bonus program. Bonuses are not linked to the volume of assets managed or to measurements of relative or absolute investment returns.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Funds as of the date of this SAI.

Accounts Managed by Portfolio Managers. Including the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as set forth below.  None of these accounts have a performance-based advisory fee.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets	Number of Accounts	Total Assets (in millions)
William P. Mock	4	$275,623,385	0	$0	4	$ 275,623,385
Stephen C. Rogers	12	$911,920,383	0	$0	12	$ 911,920,383

Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other.  The other accounts may have the same investment objective as a Fund.  Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Administration, Custody and Transfer Agency Agreements

The Bank of New York Mellon (the “Administrator”) serves as administrator, custodian and transfer agent for the Funds.  The principal address of the Administrator is 101 Barclay Street, New York, New York 10286. Under an administration agreement with the Trust, the Administrator provides necessary administrative and accounting services for the maintenance and operations of the Trust and the Funds. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services.  Under a custodian agreement with the Trust, the Administrator maintains in separate accounts cash, securities and other assets of the Trust and the Funds, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by it and to make payments for securities purchased by the Trust for the Funds. Pursuant to a transfer agency and service agreement with the Trust, the Administrator acts as a transfer agent for the Trust’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust.

Distribution

Distributor. ALPS Fund Services, Inc. (the “Distributor”) serves as the principal underwriter and distributor of shares of the Funds. The principal address of the Distributor is 1290 Broadway, Suite 1100, Denver, CO 80203.  The Distributor has entered into agreement with the Trust pursuant to which it distributes shares of the Funds (the “Distribution Agreement”).   The Distributor continually distributes shares of the Funds on a best effort basis.  The Distributor has no obligation to sell any specific quantity of Fund shares.  The Distribution Agreement will continue for two years from its effective date and is renewable annually.  Shares are continuously offered for sale by the Funds through the Distributor only in Creation Units, as described in the Prospectus and this SAI.  Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).  The Distributor, its affiliates and officers have no role in determining the investment policies or which securities are to be purchased or sold by the Funds.  The Distributor is not affiliated with the Trust, the Advisor, or any stock exchange.

The Distribution Agreement for the Funds provides that it may be terminated at any time, without the payment of any penalty, on at least sixty (60) days’ prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Funds.  The Distribution Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

Costs and Expenses.   The Funds bears all expenses of their operation other than those assumed by the Advisor. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and fees and expenses paid to any securities pricing organization.

BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Shareholder Information.”

Depository Trust Company (“DTC”) acts as securities depository for the Funds’ shares.  Shares of the Funds are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange, LLC (the “NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.  The DTC Participants’ rules and policies are made publicly available through its website at: www.dtcc.com.

CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and sells shares of the Funds only in Creation Units on a continuous basis through the Distributor, at their NAV next determined after receipt, on any Business Day (as defined below), for an order received in proper form.

A “Business Day” with respect to the Funds is any day on which the NYSE is open for business. As of the date of the Prospectus, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day (Washington’s Birthday), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Shares will be purchased and redeemed in Creation Units. The Funds will generally sell and redeem Creation Units entirely for cash to the extent permissible under relief granted to the Trust by the SEC.  In the case of in-kind purchases and redemptions of Creation Units, purchasers will be required to purchase Creation Units by making an in-kind deposit of specified instruments (“Deposit Instruments”), and shareholders redeeming their Shares will receive an in-kind transfer of specified instruments (“Redemption Instruments”).3  On any given business day, the names and quantities of the instruments that constitute the Deposit Instruments and the names and quantities of the instruments that constitute the Redemption Instruments will be identical, and these instruments may be referred to, in the case of either a purchase or a redemption, as the “Creation Basket.”  In addition, the Creation Basket will correspond pro rata to the positions in a Fund’s portfolio (including CDS and cash positions), except:4

3
The Funds must comply with the federal securities laws in accepting Deposit Instruments and satisfying redemptions with Redemption Instruments, including that the Deposit Instruments and Redemption Instruments are sold in transactions that would be exempt from registration under the Securities Act. In accepting Deposit Instruments and satisfying redemptions with Redemption Instruments that are restricted securities eligible for resale pursuant to rule 144A under the Securities Act, the Funds will comply with the conditions of Rule 144A.

4	The portfolio used for this purpose will be the same portfolio used to calculate the Fund’s NAV for that Business Day.

(a)	in the case of bonds, for minor differences when it is impossible to break up bonds beyond certain minimum sizes needed for transfer and settlement;
(b)	for minor differences when rounding is necessary to eliminate fractional shares or lots that are not tradeable round lots;5 or
(c)	positions that cannot be transferred in kind6 will be excluded from the Creation Basket.7

If there is a difference between the NAV attributable to a Creation Unit and the aggregate market value of the Creation Basket exchanged for the Creation Unit, the party conveying instruments with the lower value will also pay to the other an amount in cash equal to that difference (the “Cash Amount”).  In addition, in the event a Deposit Instrument included in a Creation Basket cannot be transferred or novated, the market value of that instrument will be paid and added to the Cash Amount.  When Creation Units are purchased or redeemed entirely in cash, the entire amount is referred to as the Cash Amount.

In connection with creations or redemptions for cash, it is expected each Fund will announce before the open of trading each business day that all purchases and all redemptions on that day will be made entirely in cash.  On each business day, before the open of trading on the Exchange, each Fund will cause to be published through the National Securities Clearing Corporation (“NSCC”) the names and quantities of the instruments comprising the Creation Basket, as well as the estimated Cash Amount, for that day.  The published Creation Basket will apply until a new Creation Basket is announced on the following business day, and there will be no intra-day changes to the Creation Basket except to correct error(s) in the Creation Basket discovered after publication through the NSCC.

As an actively managed fund, the allocation of a Fund’s investments may change over time.  Generally, it is not expected that a Fund’s allocation of investments will change significantly over the course of a day in a manner that would significantly impact an intra-day hedging strategy.  Authorized Participants and market makers have a wide variety of instruments that they could utilize to hedge their intraday market exposure, including corporate bonds, U.S. Treasuries, CDS, exchange traded funds, including other Funds in the Trust that have an investment objective that is inverse to that of a Fund whose Share value is being hedged.

Fund Deposit. Together, the Deposit Instruments and the Cash Amount constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The Cash Amount is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the market value of the Deposit Instruments. If the Cash Amount is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Instruments), the Cash Amount shall be such positive amount. If the Cash Amount is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Instruments), the Cash Amount shall be such negative amount and the creator will be entitled to receive cash from a Fund in an amount equal to the Cash Amount. The Cash Amount serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Instruments.

5	A tradeable round lot for a security will be the standard unit of trading in that particular type of security in its primary market.

6	This includes instruments that can be transferred in kind only with the consent of the original counterparty to the extent the Fund does not intend to seek such consents.

7	Because these instruments will be excluded from the Creation Basket, their value will be reflected in the determination of the Cash Amount (defined below).

The identity and number of shares of the Deposit Instruments required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Advisor with a view to the investment objective of the Fund.  In addition, the Trust reserves the right to permit or require the substitution of an amount of cash -- i.e., a “cash in lieu” amount -- to be added to the Cash Amount to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for transfer through the Clearing Process (discussed below), or which may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting.

Procedures for Creation of Creation Units.  All orders to purchase Creation Units must be placed with the Distributor by or through an “Authorized Participant,” which is either (i) a “Participating Party” (i.e., a Broker or other participant in the Continuous Net Settlement System (“CNS System”) of the NSCC (“NSCC Process”), a clearing agency registered with the Commission and affiliated with the DTC) or (ii) a DTC Participant, which, in either case, has executed a “Participant Agreement” with the Distributor with respect to the purchase and redemption of Creation Units.  The Participant Agreement between an Authorized Participant and the Distributor shall be accepted by the Trust’s custodian. Authorized Participants may be, but are not required to be, members of a Listing Market. An investor does not have to be an Authorized Participant, but must place an order to purchase or redeem Creation Units through an Authorized Participant. An investor may obtain a list of Authorized Participants from the Distributor.

All orders to create Creation Units must be placed for one or more Creation Unit size aggregations of shares (50,000 in the case of the Funds). All orders to create Creation Units, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than 3:00 p.m., Eastern Time, an hour earlier than the close of the regular trading session on the Exchange (ordinarily 4:00 p.m. Eastern Time) (“Closing Time”), in each case on the date such order is placed in order for the creation of Creation Units to be effected based on the NAV of shares of a Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see “Placement of Creation Orders Using Clearing Process” and “Placement of Creation Orders Outside Clearing Process”). Severe economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

Orders to create Creation Units of a Fund shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, i.e., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, orders to create Creation Units of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. At any given time there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to 3:00 p.m., Eastern Time on the Transmittal Date.

Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Instruments and Cash Amount.

Placement of Creation Orders Using the Clearing Process.  The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Funds’ transfer agent to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Instruments and the Cash Amount to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than 3:00 p.m., Eastern Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed. An order to create Creation Units using the Clearing Process made in proper form but received by  a  Fund  after  3:00  p.m.,  Eastern  Time,  will  be  deemed  received  on  the  next  Business  Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day.

Placement of Creation Orders Outside the Clearing Process.  Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement with the Trust, the Distributor and the Administrator. A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. A Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Instruments through DTC to the account of the Trust by no later than 11:00 a.m., Eastern Time, of the next Business Day immediately following the Transmittal Date. All questions as to the number of Deposit Instruments to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The cash equal to the Cash Amount must be transferred directly to the Administrator through the Federal Reserve wire system in a timely manner so as to be received by the Administrator no later than 2:00 p.m., Eastern Time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than 3:00 p.m., Eastern Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Administrator does not receive both the requisite Deposit Instruments and the Cash Amount by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be cancelled. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of a Fund. The delivery of Creation Units of a Fund so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Instruments as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since in addition to available Deposit Instruments, cash must be deposited in an amount equal to the sum of (i) the Cash Amount, plus (ii) 115% of the market value of the undelivered Deposit Instruments (the “Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 3:00 p.m., Eastern Time on such date and federal funds in the appropriate amount are deposited with the Administrator by 11:00 a.m., Eastern Time, the following Business Day. If the order is not placed in proper form by 3:00 p.m., or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be rejected and the investor shall be liable to the Trust for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Instruments to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Instruments. To the extent that missing Deposit Instruments are not received by 1:00 p.m., Eastern Time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a mark to market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Instruments. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Instruments exceeds the market value of such Deposit Instruments on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Instruments have been properly received by the Administrator or purchased by the Trust and deposited into the Trust. In addition, a transaction fee will be charged in all cases. The delivery of Creation Units of a Fund so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Units.  The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (c) the Deposit Instruments delivered are not as disseminated through the facilities of the Exchange for that date by the Administrator, as described above; (d) acceptance of the Deposit Instruments would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Advisor, have an adverse effect on the Trust or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Advisor make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Advisor, the Distributor, DTC, NSCC or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Administrator and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Instruments and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee.  To compensate the Trust for transfer and other transaction costs involved in creation transactions through the Clearing Process, investors will be required to pay a minimum creation transaction fee, assessed per transaction, as follows:

Fund	Creation Transaction Fee*
ETSpreads IG Long Credit Fund	$1,000
ETSpreads IG Short Credit Fund	$1,000
ETSpreads HY Long Credit Fund	$1,000
ETSpreads HY Short Credit Fund	$1,000

*
To the extent a Creation Unit consists of more than 100 securities, an additional Creation Transaction Fee may be charged to Authorized Participants to the next highest $500 increment at the following rates: (i) $5 per book-entry security settled via the NSCC’s CNS; and (ii) $15 per security for “in-kind” settlements settled outside the NSCC, and all physical settlements, including options, futures and other derivatives.

The Funds, subject to approval by the Board, may adjust the fee from time to time based upon actual experience. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a creation of a Creation Unit may be charged a fee for such services.

Redemption

Shares may be redeemed only in Creation Units at their NAV next determined after  receipt of a redemption request in proper form by a Fund through the Administrator and only on a Business Day. The Trust will not redeem shares in amounts less than Creation Units.  Beneficial Owners must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Trust.

With respect to a Fund, the Administrator, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the Fund Instruments that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day. Fund Instruments received on redemption may not be identical to Deposit Instruments which are applicable to creations of Creation Units.

Although the Funds will typically require cash redemptions, if cash redemptions are not available for a Fund, the redemption proceeds for a Creation Unit will consist of Fund Instruments – as announced by the Administrator on the Business Day of the request for redemption received in proper form -- plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Instruments (the “Cash Redemption Amount”), less a redemption transaction fee described below in the section entitled “Redemption Transaction Fee.” In the event that the Fund Instruments have a value greater than the NAV of the shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder.

Placement of Redemption Orders Using Clearing Process.  Orders to redeem Creation Units through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Units using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Administrator not later than 3:00 p.m., Eastern Time, on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of a Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by a Fund after 3:00 p.m., Eastern Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Fund Instruments and the Cash Redemption Amount will be transferred by the third (3rd) NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Administrator on the Transmittal Date if (i) such order is received by the Administrator not later than 3:00 p.m., Eastern Time, if transmitted by mail, or by 2:00 p.m., Eastern Time, if transmitted by other means on such Transmittal Date; (ii) such order is accompanied or proceeded by the requisite number of shares of a Fund and the Cash Redemption Amount specified in such order, which delivery must be made through DTC to the Administrator no later than 11:00 a.m. and 2:00 p.m., respectively, Eastern Time, on the next Business Day following such Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed.

After the Administrator has deemed an order for redemption outside the Clearing Process received, the Administrator will initiate procedures to transfer the requisite Fund Instruments which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Administrator.

The calculation of the value of the Fund Instruments and the Cash Redemption Amount to be delivered upon redemption will be made by the Administrator according to the procedures set forth under “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Administrator. Therefore, if a redemption order in proper form is submitted to the Administrator by a DTC Participant not later than 3:00 p.m., Eastern Time on the Transmittal Date, and the requisite number of shares of a Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Instruments and the Cash Redemption Amount to be delivered will be determined by the Administrator on such Transmittal Date. If, however, a redemption order is submitted to the Administrator by a DTC Participant not later than 3:00 p.m., Eastern Time on the Transmittal Date but either (1) the requisite number of shares of a Fund are not delivered by the DTC Cut-Off-Time as described above on the next Business Day following the Transmittal Date or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Instruments and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Administrator, i.e., the Business Day on which the shares of a Fund are delivered through DTC to the Administrator by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If the Fund is requiring cash redemptions, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of a Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Instruments).

Redemptions of shares for Fund Instruments will be subject to compliance with applicable federal and state securities laws and a Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Instruments upon redemptions or could not do so without first registering the Fund Instruments under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Instruments applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund or determination of the shares’ NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Redemption Transaction Fee.  To compensate the Trust for transfer and other transaction costs involved in redemption transactions through the Clearing Process, investors will be required to pay a minimum redemption transaction fee, assessed per transaction as follows:

Fund	Redemption Transaction Fee*
ETSpreads IG Long Credit Fund	$1,000
ETSpreads IG Short Credit Fund	$1,000
ETSpreads HY Long Credit Fund	$1,000
ETSpreads HY Short Credit Fund	$1,000

*
To the extent a Creation Unit consists of more than 100 securities, an additional Redemption Transaction Fee may be charged to Authorized Participants to the next highest $500 increment at the following rates: (i) $5 per book-entry security settled via the NSCC’s CNS; and (ii) $15 per security for “in-kind” settlements settled outside the NSCC, and all physical settlements, including options, futures and other derivatives.

The Funds, subject to approval by the Board, may adjust the fee from time to time based upon actual experience. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may be charged a fee for such services.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Calculating NAV.”

The NAV per Share of a Fund will be computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, will be accrued daily and taken into account for purposes of determining NAV per Share.  The NAV per Share for a Fund will be calculated by [The Bank of New York Mellon] and determined as of the close of the regular trading session on the Exchange (ordinarily 4:00 p.m., Eastern Time (“E.T.”)) on each day that such exchange is open.

In computing a Fund’s NAV, the Fund’s holdings will be valued based on their last readily available market price.  Price information on listed investments is taken from the exchange where the investment is primarily traded.  The Advisor intends to use clearing organization settlement prices (e.g., Markit ICE Settlement Prices or CME Clearing CDS Settlement Prices (determined as of 4:00 p.m. E.T.) for the valuation of its CDS, but will calculate or determine the value of all other investments as of the earlier of the close of the New York Stock Exchange (“NYSE”) or 4:00 p.m. E.T.  With respect to non-cleared CDS and OTC options, to the extent that agreement is reached with any counterparties on pricing methodologies for determining end-of-day settlement prices, the Advisor will use such information for purposes of determining the asset’s value.  Accordingly, the Funds plan to use this and other pricing data provided by third parties for purposes of determining their respective NAVs. Other portfolio securities and assets for which market quotations are not readily available or determined to not represent the current fair value are valued based on fair value as determined in good faith by the Advisor in accordance with procedures adopted by the Board of Trustees and with the 1940 Act.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Shareholder Information.”

General Policies. Dividends from net investment income, if any, are declared and paid at least annually by a Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but a Fund may make distributions on a more frequent basis for the Fund to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from a Fund.

A Fund may make additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends for a Fund if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service.  No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of a Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of a Fund purchased in the secondary market.

Federal Income Taxes

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus.  No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on provisions of the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI.  New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

Regulated Investment Company (RIC) Status

Each Fund will seek to qualify for treatment as a RIC under the Internal Revenue Code.  Provided that for each tax year a Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least an amount equal to or greater than the sum of 90% of the Fund’s net investment income for such year (including, for this purpose, the excess of net realized short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income, the Fund itself will not be subject to federal income taxes to the extent the Fund’s net investment income and the Fund’s net realized capital gains, if any, are distributed to the Fund’s shareholders. One of several requirements for RIC qualification is that a Fund must receive at least 90% of the Fund’s gross income each year from (i)  dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund’s business of investing in stock, securities, foreign currencies and (ii) net income from an interest in a qualified publicly traded partnership (the “90% Test”). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Test”).

If a Fund fails to satisfy the 90% Test or the Asset Test, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Asset Test.  In order to qualify for relief provisions for a failure to meet the Asset Test, a Fund may be required to dispose of certain assets.  If a Fund fails to qualify for treatment as a RIC for any year, and the relief provisions are not available, all of its taxable income will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although the dividends could be eligible for the dividends received deduction for corporate shareholders and, the dividends may be eligible for the lower tax rates available to noncorporate shareholders on qualified dividend income. If a Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a Fund-level tax on certain net built-in gains recognized with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of a Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify for treatment as a RIC under Subchapter M of the Internal Revenue Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

Each Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. A “qualified late year loss” generally includes net capital loss, net long- term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, and certain other late-year losses.

If a Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year.

Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least the sum of 98% of its ordinary income for the year and

98.2% of its capital gain net income for the one-year period ending on October 31 of that year, plus 100% of any income or capital gains not distributed in prior years and on which the Fund paid no federal income tax.   Each Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax, but can make no assurances that all such tax liability will be eliminated.

Each Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. However, each Fund may determine not to distribute, or determine to defer the distribution of, some portion of its income in non-routine circumstances. If a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder’s income. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by a Fund upon timely filing appropriate returns or claims for refund with the Internal Revenue Service (the “IRS”).

All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 20% (lower rates apply to individuals in lower tax brackets)) to the extent that a Fund receives qualified dividend income.  Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). Dividends received by a Fund from an ETF taxable as a RIC may be treated as qualified dividend income to the extent the dividend distributions are attributable to qualified dividend income received by such ETF. A Fund’s investment strategies will limit its ability to distribute dividends eligible for treatment as qualified dividend income.  A Fund’s investment strategy will also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund’s shares.

Distributions reported to Fund shareholders as capital gain dividends shall be taxable as long-term capital gains (at a maximum rate of 20%), regardless of how long the shareholder has owned the shares.  The federal tax status of all distributions made by a Fund will be reported annually to the Fund’s shareholders. Distributions may be subject to state and local taxes.

Shareholders who have not held Fund shares for a full year should be aware that a Fund may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s ordinary income or net capital gain, respectively, earned during the period of investment in the Fund.

If a Fund’s distributions for a taxable year exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made for the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and generally result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Dividends and distributions from a Fund will generally be taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates, and trusts.

Sales and redemptions of Fund shares are generally taxable transactions for federal income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held.

All or a portion of any loss realized upon the sale or redemption of Fund shares will be disallowed to the extent that substantially identical shares in a Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption.  Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains to the shareholder with respect to such shares (including any amounts credited to the shareholder as undistributed capital gains).

Foreign Taxes Imposed on the Fund and Certain ETFs

A Fund may be subject to foreign withholding taxes on income it may earn from investing in foreign securities which may reduce the return on such investments. In addition, a Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions. If more than 50% of the value of a Fund’s assets at taxable year-end is represented by debt and equity securities of foreign corporations, the Fund intends to elect to permit shareholders who are U.S. citizens, resident aliens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Internal Revenue Code.

Swaps and Other Complex Securities

A Fund will invest in certain complex securities and may invest in other complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, transactions treated as straddles for U.S. federal income tax purposes, and futures contracts.  These investments may be subject to numerous special and complex tax rules.  These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund, cause income or gain to be recognized even though corresponding cash is not received by the Fund and/or defer the Fund’s ability to recognize losses.  In turn, those rules may affect the amount, timing or character of the income distributed by a Fund.

A Fund may be required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts and options as of the end of the year as well as those actually realized during the year.  Options on “broad based” securities indices are classified as “non-equity options” under the Internal Revenue Code. Gains and losses resulting from the expiration, exercise, or closing of such non-equity options, as well as gains and losses resulting from futures contract transactions, will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss (hereinafter, “blended gain or loss”). In addition, any non- equity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

If a Fund engages in transactions in foreign currencies and forward foreign currency contracts, these will be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), may accelerate recognition of income to the Fund and may defer losses. These rules could therefore affect the character, amount and timing of income distributed by a Fund. These provisions also may require a Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirements, if applicable, for avoiding income and excise taxes.

If a Fund owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFICs,” the Fund will be subject to one of the following special tax regimes: (i) the Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualifying electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, whether or not any distributions are made to the Fund, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

Back-Up Withholding

In certain cases a Fund will be required to withhold (as “backup withholding”) on reportable dividends and distributions, as well as the proceeds of any redemptions of Creation Units, paid to a shareholder who:  (1) has failed to provide a correct taxpayer identification number (usually the shareholder’s social security number); (2) is subject to back-up withholding by the IRS; (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).   Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax applicable to shareholders who are neither citizens nor residents of the U.S. (discussed below).

Foreign Shareholders

Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Prior to January 1, 2014, no withholding will be required on distributions properly reported by the Fund as “interest-related dividends” or “short-term capital gains dividends.”  No assurance can be provided that any of a Fund’s distributions will qualify for such treatment or that such provision will be extended for years beginning after December 31, 2013.  Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Distributions paid after June 30, 2014 and sales proceeds paid after December 31, 2016 to a shareholder that is a “foreign financial institution” as defined in Section 1471 of the Internal Revenue Code and that does not meet the requirements imposed on foreign financial institutions by Section 1471 will generally be subject to withholding tax at a 30% rate notwithstanding the status of any such amounts as capital gain dividends.  Distributions paid after June 30, 2014 and sales proceeds paid after December 31, 2016 to a non-U.S. shareholder that is not a foreign financial institution will generally be subject to such withholding tax if the shareholder fails to make certain required certifications.  The extent, if any, to which such withholding tax may be reduced or eliminated by an applicable tax treaty is unclear.

Taxes on Creation and Redemptions of Creation Units

A person who purchases a Creation Unit by exchanging securities in-kind generally will recognize a gain or loss equal to the difference between the market value of the Creation Units at the time, and the purchaser’s aggregate basis in the securities surrendered and any net cash paid. A person who redeems Creation Units and receives securities in-kind from a Fund will generally recognize a gain or loss equal to the difference between the redeemer’s basis in the Creation Units, and the aggregate market value of the securities received and any net cash received. The IRS, however, may assert that a loss realized upon an in-kind exchange of securities for Creation Units or an exchange of Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses.  In some circumstances, a redemption of Creation Units may be treated as resulting in a distribution to which section  301  of  the  Internal  Revenue  Code  applies,  potentially  causing  amounts  received  by  the shareholder in the redemption to be treated as dividend income rather than as a payment in exchange for Creation Units.    The rules for  determining when a  redemption will be  treated as  giving rise to  a distribution under section 301  of  the  Internal Revenue Code and  the  tax  consequences of  Internal Revenue Code section 301 distributions are complex.  Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction.

A Fund has the right to reject an order for Creation Units if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit.  A Fund also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Other Tax Considerations

Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as the Fund are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.  Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

A Fund may be subject to tax or taxes in certain states where the Fund does business.  Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.

Shareholders are urged to consult their own tax advisers regarding the particular tax consequences to them of an investment in the Funds, and regarding specific questions as to foreign, federal, state, or local taxes.

OTHER INFORMATION

Portfolio Holdings

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds.  These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Funds’ Advisor, principal underwriter, or any affiliated person of the Fund, the Advisor, or the principal underwriter.

Each Business Day each Fund’s portfolio holdings will be published on the Funds’ website at http://www.etspreads.com.

Each Business Day, Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of a Fund in the secondary market.   This information typically reflects a Fund’s anticipated holdings on the following business day. Daily access to information concerning a Fund’s portfolio holdings also is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers and/or Authorized Participants, and (ii) to other personnel of the Advisor, and other service providers, such as the Administrator, and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with a Fund and/or the terms of a Fund’s current registration statement. As of the date of this SAI, the Funds have not yet commenced operations and therefore, did not disclose portfolio holdings information to any individual or entity.

From time to time, information concerning Fund portfolio holdings, other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may also be provided to other entities that provide additional services to the Funds, including, among others, rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information. Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide additional services to the Funds in the ordinary course of business after it has been disseminated to the NSCC.

The Funds’ Chief Compliance Officer, or a Compliance Manager designated by the Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where a Fund has legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter.   In no event shall the Funds, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Funds’ portfolio holdings by (1) overseeing the implementation and enforcement of Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Funds’ Chief Compliance Officer and the Funds, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Funds reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion. For purposes of the Policies and Procedures, the term “portfolio holdings” means the equity and debt securities (e.g., stocks and bonds) held by the Funds and does not mean the cash investments, derivatives and other investment positions (collectively, other investment positions) held by the Funds, which are not disclosed.

In addition to the permitted disclosures described above, the Funds must disclose their complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s web site at www.sec.gov.

Voting Rights

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder.  Shareholders receive one vote for every full Fund share owned. A Fund or class of the Fund, if applicable, will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by shareholders owning at least 50% of the outstanding shares of the Trust. If a meeting is requested by shareholders, the Trust will provide appropriate assistance and information to the shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.955.9988 or by writing to the Trust at 44 Montgomery Street, Suite 2100, San Francisco, CA 94104.

Shareholder Inquiries

Shareholders may visit the Trust’s web site at www.etspreads.com or call 800.955.9988 to obtain information on account statements, procedures, and other related information.

COUNSEL

Sutherland Asbill & Brennan LLP, 700 Sixth Street, NW., Suite 700, Washington, D.C. 20001, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

CUSTODIAN

The Bank of New York Mellon (the “Custodian”), located at 101 Barclay Street, New York, New York 10286, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian (the “Custody Agreement”).  Under the Custody Agreement, the Custodian holds the portfolio securities of the Funds and maintains all necessary related accounts and records.

FINANCIAL STATEMENTS

Exchange Traded Spreads Trust

HY Short Credit Fund

STATEMENT OF ASSETS AND LIABILITIES

As of January 24, 2014

Assets:
Cash	$100,000

Total Assets	100,000

Liabilities:	0
Total Liabilities	0

Net Assets applicable to 5,000 Shares outstanding, no par value, unlimited number of shares authorized	$100,000

Net asset value per Share outstanding ($100,000 divided by 5,000 Shares outstanding)	$20.00

See accompanying Notes to Financial Statements.

Exchange Traded Spreads Trust
HY Short Credit Fund
NOTES TO FINANCIAL STATEMENT

Note 1:  Organization

Exchange Traded Spreads Trust (the “Trust”) is a newly organized, non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended.  The Trust is organized as a Delaware statutory trust by an Agreement and Declaration of Trust dated January 17, 2008.  The Trust offers four separate investment portfolios:  IG Long Credit Fund, IG Short Credit Fund, HY Long Credit Fund and HY Short Credit Fund (collectively, the “Funds”).   The investment objective of the HY Short Credit Fund (the “Fund”) is to seek to provide short exposure to the credit (i.e., the likelihood that a borrower performs its payment obligations) of a diversified portfolio of North American high yield debt issuers.

The Fund has had no operations as of January 24, 2014 other than matters relating to it’s organization and registration as an open-end management investment company under the 1940 Act, and the sale and issuance to ETSpreads, LLC (the “Adviser”), of 5,000 Shares at an aggregate purchase price of $100,000.

Note 2:  Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

Cash

Cash includes non-interest bearing non-restricted cash with one financial institution.

Federal Income Taxes

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended.  If so qualified, the Fund will not be subject to federal income tax to the extent the Fund distributes substantially all of it’s net investment income and capital gains to shareholders.

Note 3:  Investment Management Agreement

The Trust and the Adviser, as of October 24, 2013, entered into an Advisory Agreement, under the terms of which the Adviser will provide investment advice and have overall responsibility for the general management and administration of the Fund.  The Fund pays the Adviser as compensation under the Advisory Agreement an annual fee in the amount of 0.95% of the average daily net assets of the Fund. The Adviser has contractually agreed to waive its fee and reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 0.50% until May 31, 2015. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. The Adviser may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed the applicable expense limit that was in effect at the time that the expenses were waived or paid and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

Note 4:  Administrator, Transfer Agent, Custodian and Distributor

The Bank of New York Mellon serves as administrator of the Fund, custodian of the Fund’s assets, and transfer agent and fund accounting agent of the Fund.
ALPS Fund Services, LLC serves as the distributor of the Fund.

Note 5:  Organization and Offering Costs

The Adviser has agreed to pay all organizational and offering costs of the Fund. The organization and offering costs are not subject to future repayment to the Adviser.

Note 6:  Subsequent Events

Management has evaluated events and transactions occurring through the date of filing this financial statement.  Such evaluations resulted in no adjustments to the accompanying financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Exchange Traded Spreads Trust

We have audited the accompanying statement of assets and liabilities of Exchange Traded Spreads Trust (the “Fund”), as of January 24, 2014.  This financial statement is the responsibility of the Fund’s management.  Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement.  The Fund is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above present fairly, in all material respects, the financial position of Exchange Traded Spreads Trust. as of January 24, 2014 in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 24, 2014

Exchange Traded Spreads Trust

HY Short Credit Fund

STATEMENTS OF ASSETS AND LIABILITIES

As of May 06, 2014

(Unaudited)

Assets:
Cash	$100,000

Total Assets	100,000

Liabilities:	0
Total Liabilities	0

Net Assets (applicable to 5,000 Shares outstanding, no par value, unlimited number of shares authorized)	$100,000

Net asset value per Share outstanding ($100,000 divided by 5,000 Shares outstanding)	$20.00

See accompanying Notes to Financial Statements.

Exchange Traded Spreads Trust

HY Short Credit Fund

NOTES TO FINANCIAL STATEMENT

(Unaudited)

Note 1:  Organization

Exchange Traded Spreads Trust (the “Trust”) is a newly organized, non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended.  The Trust is organized as a Delaware statutory trust by an Agreement and Declaration of Trust dated January 17, 2008.  The Trust offers four separate investment portfolios:  IG Long Credit Fund, IG Short Credit Fund, HY Long Credit Fund and HY Short Credit Fund (collectively, the “Funds”).   The investment objective of the HY Short Credit Fund (the “Fund”) is to seek to provide short exposure to the credit (i.e., the likelihood that a borrower performs its payment obligations) of a diversified portfolio of North American high yield debt issuers.

The Fund has had no operations as of May 06, 2014 other than matters relating to it’s organization and registration as an open-end management investment company under the 1940 Act, and the sale and issuance to ETSpreads, LLC (the “Adviser”), of 5,000 Shares at an aggregate purchase price of $100,000.

Note 2:  Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

Cash

Cash includes non-interest bearing non-restricted cash with one financial institution.

Federal Income Taxes

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended.  If so qualified, the Fund will not be subject to federal income tax to the extent the Fund distributes substantially all of it’s net investment income and capital gains to shareholders.

Note 3:  Investment Management Agreement

The Trust and the Adviser, as of October 24, 2013, entered into an Advisory Agreement, under the terms of which the Adviser will provide investment advice and have overall responsibility for the general management and administration of the Fund.  The Fund pays the Adviser as compensation under the Advisory Agreement an annual fee in the amount of 0.95% of the average daily net assets of the Fund.  The Adviser has contractually agreed to waive its fee and reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 0.50% until May 31, 2015. This agreement may only be terminated with the approval of the Board of Trustees of the Fund.  The Adviser may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed the applicable expense limit that was in effect at the time that the expenses were waived or paid and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund’s Board of Trustees.

Note 4:  Administrator, Transfer Agent, Custodian and Distributor

The Bank of New York Mellon serves as administrator of the Fund, custodian of the Fund’s assets, and transfer agent and fund accounting agent of the Fund.

ALPS Fund Services, LLC serves as the distributor of the Fund.

Note 5:  Organization and Offering Costs

The Adviser has agreed to pay all organizational and offering costs of the Fund.  The organizational and offering costs are not subject to future repayment to the Adviser.

Note 6:  Subsequent Events

Management has evaluated events and transactions occurring through the date of filing this financial statement.  Such evaluations resulted in no adjustments to the accompanying financial statements.

APPENDIX A
Exchange Traded Spreads Trust

Proxy and Corporate Action Voting
Policies and Procedures

INTRODUCTION

Each series (a “Fund” and, collectively, the “Funds”) of the Exchange Traded Spreads Trust (the “Trust”) is the beneficial owner of its portfolio securities.  Accordingly, each Fund has the right and the obligation to vote proxies relating to its portfolio securities in a manner consistent with the best interests of its shareholders.  Accordingly, the Trust’s Board of Trustees (the “Board”) has adopted these Proxy and Corporate Action Voting Policies and Procedures with respect to voting proxies relating to portfolio securities held by the Funds (these “Policies and Procedures”).

POLICY

Delegation to the Advisor.

The policy of the Trust is to delegate the responsibility for voting proxies relating to portfolio securities held by the Funds to ETSpreads (the “Advisor”) as a part of the Advisor’s general administration of the Funds, subject to the Board’s continuing oversight.

The policy of the Trust is also to adopt the policies and procedures used by the Advisor to vote proxies relating to portfolio securities held by its clients, including the Funds (the “Advisor’s Policies and Procedures”), which are attached hereto as Appendix A and are deemed to be a part of these Policies and Procedures.

Delegation to Sub-Advisors.  The Advisor may, but is not required to, further delegate the responsibility for voting proxies relating to portfolio securities held by any of the Funds to one or more of the sub-advisors retained to provide investment advisory services to such Funds, if any (each a “Sub-Advisor”).  If such responsibility is delegated to a Sub-Advisor, then the Sub-Advisor shall assume the fiduciary duty and reporting responsibilities of the Advisor under these policy guidelines.  As used in these Policies and Procedures, the term “Advisor” includes any and all Sub-Advisors.

FIDUCIARY DUTY

The right to vote proxies with respect to portfolio securities held by the Funds is an asset of the Trust.  The Advisor acts as a fiduciary of the Funds and must vote proxies in a manner consistent with the best interest of the Funds and their shareholders.

PROXY VOTING PROCEDURES

Changes to Proxy Voting Policies.  The Advisor shall notify the Board promptly of material changes to the Advisor’s Policies and Procedures.

Annual Presentation of Proxy Voting Record to the Board.  At least annually, the Advisor shall provide to the Board a record of each proxy voted with respect to portfolio securities held by the Funds during the year.  With respect to those proxies that the Advisor has identified as involving a conflict of interest, the Advisor shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.  For this purpose, a “conflict of interest” shall be deemed to occur when the Advisor, the Funds’ principal underwriter, or an affiliated person of the Advisor or the principal underwriter has a financial interest in a matter presented by a proxy to be voted on behalf of a Fund, other than the obligation the Advisor incurs as investment advisor to that Fund, which may compromise the Advisor’s independence of judgment and action in voting the proxy.

Resolution of Conflicts of Interest.  Where a proxy proposal raises a material conflict of interest between the interests of the Advisor, the Funds’ principal underwriter, or an affiliated person of the Advisor or the principal underwriter and that of one or more Funds, the Advisor shall resolve such conflict in the manner described below.

Vote in Accordance with a Predetermined Specific Policy.  To the extent that the Advisor’s Policies and Procedures include a pre-determined voting policy for various types of proposals and the Advisor has little or no discretion to deviate from such policy with respect to the proposal in question, the Advisor shall vote in accordance with such pre-determined voting policy.

Notify and Obtain Consent of the Board.  To the extent that the Advisor’s Policies and Procedures include a pre-determined voting policy for various proposals and the Advisor has discretion to deviate from such policy, the Advisor shall disclose the conflict to the Board and obtain the Board’s consent to the proposed vote prior to voting on such proposal.

Detailed Disclosure to the Board.  To enable that the Board to make an informed decision regarding the vote in question, such disclosure to the Board shall include sufficient detail regarding the matter to be voted on and the nature of the conflict.  When the Board does not respond to such a conflict disclosure request or denies the request, the Advisor shall abstain from voting the securities held by the relevant Funds.

Use of Independent Third Party.  To the extent there is a conflict of interest between the Advisor, the Funds’ principal underwriter, or an affiliated person of the Advisor or the principal underwriter and one or more Funds and the Advisor notifies the Board of such conflict, the Board shall vote the proxy in accordance with the recommendation of an independent third party.

REVOCATION OF AUTHORITY TO VOTE

The delegation by the Board of the authority to vote proxies relating to portfolio securities held by the Funds may be revoked by the Board, in whole or in part, at any time.

ANNUAL FILING OF PROXY VOTING RECORD

The Trust shall file an annual report of each proxy voted with respect to portfolio securities held by the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.

PROXY VOTING DISCLOSURES

The Trust shall include in its Form N-1A registration statement:

A description of these Policies and Procedures and of the Advisor’s Policies and Procedures; and

A statement disclosing that information regarding how the Trust voted proxies relating to portfolio securities held by the Funds during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling the Trust’ toll-free telephone number and on the SEC website.

The Trust shall include in its Annual and Semi-Annual Reports to shareholders:

A statement that a description of these Policies and Procedures is available without charge, upon request, by calling the Trust’ toll-free telephone number or through a specified Internet address, and on the SEC website.

A statement that information regarding how the Trust voted proxies relating to portfolio securities held by the Funds during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust’ toll-free telephone number and on the SEC website.

APPENDIX A

ETSpreads, LLC

PROXY AND CORPORATE ACTION VOTING POLICIES AND PROCEDURES

I.	POLICY

ETSpreads, LLC (the “Advisor”) acts as discretionary investment adviser for various clients, including investment companies registered under the Investment Company Act of 1940, as amended.  The Advisor’s authority to vote proxies or act on other shareholder actions is established under the delegation of discretionary authority under its investment advisory contracts.  Therefore, unless a client (including a “named fiduciary” under ERISA) specifically reserves the right, in writing, to vote its own proxies or to take shareholder action in other corporate actions, the Advisor will vote all proxies or act on all other actions received in sufficient time prior to their deadlines as part of its full discretionary authority over the assets in accordance with these Proxy and Corporate Action Voting Policies and Procedures (these “Policies and Procedures”).  Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.

When voting proxies or acting on corporate actions for clients, the Advisor’s utmost concern is that all decisions be made solely in the best interest of its clients (for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA).  The Advisor will act in a manner deemed prudent and diligent and which is intended to enhance the economic value of the assets of its clients’ accounts.

PURPOSE

The purpose of these Policies and Procedures is to memorialize the procedures and policies adopted by the Advisor to enable it to comply with its accepted responsibilities and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”).  These Policies and Procedures also reflect the fiduciary standards and responsibilities set forth by the Department of Labor for ERISA accounts.

PROCEDURES

The Chief Compliance Officer is ultimately responsible for ensuring that all proxies received by the Advisor are voted in a timely manner and voted consistently across all portfolios.  Although many proxy proposals can be voted in accordance with the Advisor’s established guidelines (see Section V. below) (the “Guidelines”), the Advisor recognizes that some proposals require special consideration, which may dictate that the Advisor makes an exception to the Guidelines.

The Chief Compliance Officer is also responsible for ensuring that all corporate actions received by the Advisor are addressed in a timely manner and consistent action is taken across all portfolios.

Conflicts of Interest. Where a proxy proposal raises a material conflict of interest between the Advisor’s interests and that of one or more its clients, the Advisor shall resolve such conflict in the manner described below.

Vote in Accordance with the Guidelines.  To the extent that the Advisor has little or no discretion to deviate from the Guidelines with respect to the proposal in question, the Advisor shall vote in accordance with such pre-determined voting policy.

Obtain Consent of Clients.  To the extent that the Advisor has discretion to deviate from the Guidelines with respect to the proposal in question, the Advisor shall disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities.  The disclosure to the clients will include sufficient detail regarding the matter to be voted on and the nature of our conflict that the clients would be able to make an informed decision regarding the vote.  When a client does not respond to such a conflict disclosure request or denies the request, the Advisor will abstain from voting the securities held by that client’s account.

Limitations.  In certain circumstances, in accordance with a client’s investment advisory contract (or other written directive) or where the Advisor has determined that it is in the client’s best interest, the Advisor will not vote proxies received.  The following are some circumstances where the Advisor will limit its role in voting proxies received on client securities:

Client Maintains Proxy Voting Authority:  Where client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Advisor will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client.  If any proxy material is received by the Advisor, it will promptly be forwarded to the client.

Terminated Account:  Once a client account has been terminated with the Advisor in accordance with its investment advisory agreement, the Advisor will not vote any proxies received after the termination.  However, the client may specify in writing that proxies should be directed to the client for action.

Limited Value:  If the Advisor concludes that the value on a client’s economic interest or the value of the portfolio holding is indeterminable or insignificant, the Advisor will abstain from voting a client’s proxies.  The Advisor does not vote proxies received for securities which are no longer held by the client’s account. In addition, the Advisor generally does not vote securities where the economic value of the securities in the client account is less than 1/10 of 1% of the total value of the outstanding shares of such securities.

Securities Lending Programs:  When securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion.  However, where the Advisor determines that a proxy vote (or shareholder action) is materially important to the client’s account, the Advisor may recall the security.

Unjustifiable Costs:  In certain circumstances, after doing a cost-benefit analysis, the Advisor may abstain from voting where the cost of voting a client’s proxy would exceed any anticipated benefits of the proxy proposal.

RECORD KEEPING

In accordance with Rule 204-2 under the Advisers Act, the Advisor will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that the Advisor may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all client requests for proxy voting information; (v) any documents prepared by the advisor that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

The Advisor will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and advising clients how they may obtain information on how the Advisor voted their securities.  Clients may obtain information on how their securities were voted or a copy of our Policies and Procedures by written request addressed to the Advisor.

GUIDELINES

Each proxy issue will be considered individually.

EXCHANGE TRADED SPREADS TRUST

FORM N-1A

PART C
OTHER INFORMATION

Item 28.  Exhibits

(a)	(1)
Agreement and Declaration of Trust dated January 17, 2008, filed as Exhibit (a) with the Registrant’s initial registration statement on Form N-1A filed on January 28, 2008 and incorporated herein by reference.

(2)
Certificate of Trust dated January 17, 2008 was filed on April 23, 2014 as an exhibit to Pre-effective amendment No. 3 to the Registration Statement number 333-174134 and is incorporated herein by reference.

(b)	By-Laws - Not Applicable.

(c)
Instruments Defining Rights of Security Holders - See Articles III and V of the Agreement and Declaration of Trust dated January 17, 2008, filed as Exhibit (a) with the Registrant’s initial registration statement on Form N-1A filed on January 28, 2008 and incorporated herein by reference.

(d)	(1)
Investment Advisory Agreement dated October 24, 2013 between Registrant and ETSpreads, LLC was filed on April 23, 2014 as an exhibit to Pre-effective amendment No. 3 to the Registration Statement number 333-174134 and is incorporated herein by reference..

(2)
Expense Limitation Agreement between Exchange Traded Spreads Trust and ETSpreads, LLC was filed on May 14, 2014 as an exhibit to Pre-effective amendment No. 4 to the Registration Statement number 333-174134 and is incorporated herein by reference.

(e)
Distribution Agreement dated February 2014 between the Registrant and ALPS Distributors, Inc. was filed on April 23, 2014 as an exhibit to Pre-effective amendment No. 3 to the  Registration Statement number 333-174134 and is incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts - Not applicable.

(g)
Custody Agreement between Registrant and The Bank of New York Mellon was filed on April 23, 2014 as an exhibit to Pre-effective amendment No. 3 to the Registration Statement number 333-174134 and is incorporated herein by reference.

(h)	Other Material Contracts

(1)
Fund Administration and Accounting Agreement between Registrant and The Bank of New York Mellon was filed on April 23, 2014 as an exhibit to Pre-effective amendment No. 3 to the Registration Statement number 333-174134 and is incorporated herein by reference.

(2)
Transfer Agency and Service Agreement between Registrant and The Bank of New York Mellon was filed on April 23, 2014 as an exhibit to Pre-effective amendment No. 3 to the Registration Statement number 333-174134 and is incorporated herein by reference.

(i)
Legal Opinion – Legal Opinion and Consent of Richards Layton & Finger, dated January 27, 2014, was filed on April 23, 2014 as an exhibit to Pre-effective amendment No. 3 to the Registration Statement number 333-174134 and is incorporated herein by reference.

(j)	Other opinions

(1) Consent of Sutherland Asbill & Brennan is filed herewith.

(2) Consent of Independent Registered Public Accounting Firm is filed herewith.

(k)	Omitted Financial Statements - Not applicable.

(l)	Initial Capital Agreement - Not applicable.

(m)	Rule 12b-1 Plan – Not applicable.

(n)	Rule 18f-3 Plan – Not applicable.

(o)	Reserved.

(p)
Code of Ethics dated October 24, 2013 was filed on April 23, 2014 as an exhibit to Pre-effective amendment No. 3 to the Registration Statement number 333-174134 and is incorporated herein by reference.

(q)
Power of Attorney dated October 24, 2013 for Messrs. James W. Miller, Jr., Kevin T. Kogler, and Stephen H. Sutro was filed on April 23, 2014 as an exhibit to Pre-effective amendment No. 3 to the Registration Statement number 333-174134 and is incorporated herein by reference.

Item 29.  Persons Controlled by or under Common Control with Registrant.

As of the date of this Pre-Effective Amendment, to the knowledge of the Registrant, the Registrant did not control any other person.

The managing member of the Advisor, ETSpreads, LLC., is CCM Partners, LP, (dba Shelton Capital Management) an SEC registered investment advisor and a California limited liability company, which is controlled by a privately held partnership, RFS Partners, LP, which in turn is controlled by a family trust of which Mr. Stephen C. Rogers is co-trustee.  Shelton Capital Management also manages two open-end investment company trusts, the Shelton Funds, a Delaware trust and the Shelton Greater China Fund, a Massachusetts business trust.

Item 30.  Indemnification

Article VII of the Registrant's Declaration of Trust provides that a trustee or officer of the Trust who is or was serving at the request of the Trust as a trustee or officer shall not be liable to the Trust or to any Shareholder in his capacity as a trustee or officer except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such trustee or officer. A trustee also shall not be liable for errors of judgment or mistakes of fact or law. Subject to the foregoing, and to the fullest extent that limitations on the liability of trustees and officers are permitted by the Delaware Statutory Trust Act or other applicable law, a trustee or officer shall not be responsible or liable in any event for any act, omission, neglect or wrongdoing of any other agent of the Trust, and/or of any officer, employee, consultant, investment adviser, principal underwriter, administrator, fund accountant or accounting agent, custodian, transfer agent, dividend disbursing agent and/or shareholder servicing agent of the Trust.

Article VII also provides that the Trust shall indemnify, out of Trust property, to the fullest extent permitted under applicable law, any trustee or officer of the Trust who was or is a party or is threatened to be made a party to any legal proceeding by reason of the fact that such person is or was a trustee or officer of the Trust, against all expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding if the person acted in good faith or in the case of a criminal proceeding, had no reasonable cause to believe the conduct was unlawful. Further, the termination of any proceeding by judgment, order or settlement does not of itself create a presumption that such person did not act in good faith or that such person had reasonable cause to believe that such person's conduct was unlawful. Notwithstanding the foregoing, the Trust is not permitted to indemnify trustees or officers against such person's willful misfeasance, bad faith, gross negligence or reckless disregard of their duties as an officer or trustee. The Declaration of Trust also provides that a trustee or officer may receive advancement of expenses in defending any proceeding or action involving such person's conduct as a trustee or officer of the Trust. The Declaration of Trust provides that any indemnification under Article VII shall be made by the Trust if authorized in the specific case on a determination that indemnification of the Trustee or officer is proper in the circumstances by a majority vote of independent trustees or by independent legal counsel in a written opinion.

Additionally, with respect to indemnification against liability incurred by Registrant's underwriter, reference is made to Section 6 of the Distribution Agreement dated February 2014 between Registrant and ALPS Distributors, Inc. With respect to indemnification against liability incurred by Registrant's investment adviser, reference is made to Section 11 of the Investment Advisory Agreement dated October 23, 2013 between the Registrant and ETSpreads, LLC.

Item 31.  Business and Other Connections of Investment Adviser.

ETSpreads, LLC, (the “Adviser”) a California Limited Liability Company, is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).  The list required by this Item 31 of each officer, director or partner of the Adviser, together with any information as to any business, profession, vocation or employment of a substantial nature engaged in by each officer, director, employee, partner or trustee during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by the Adviser pursuant to the Advisers Act (SEC File No. 801-69640).

Item 32.  Principal Underwriters

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 13D Activist Fund, ALPS Series Trust, Arbitrage Funds, AQR Funds, Babson Capital Funds Trust, BBH Trust, BLDRS Index Funds Trust, BPV Family of Funds, Broadview Funds Trust, Brown Management Funds, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Centaur Mutual Funds Trust, Century Capital Management Trust, Columbia ETF Trust, CornerCap Group of Funds, Cortina Funds, Inc., CRM Mutual Fund Trust, Cullen Funds,  DBX ETF TRUST, db-X Exchange-Traded Funds Inc., Centre Funds, EGA Emerging Global Shares Trust, EGA Frontier Diversified Core Fund, Financial Investors Trust, Firsthand Funds, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, James Advantage Funds, Laudus Trust, Laudus Institutional Trust, Mairs & Power Funds Trust, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth Funds, Russell Exchange Traded Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Transparent Value Trust, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, Wilmington Funds and WisdomTree Trust.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Position with Fund
Edmund J. Burke	Director	N/A
Jeremy O. May	President, Director	N/A
Thomas A. Carter	Executive Vice President, Director	N/A
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	N/A
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	N/A
Eric Parsons	Vice President, Controller and Assistant Treasurer	N/A
Steven Price	Vice President, Deputy Chief Compliance Officer	N/A
James Stegall	Vice President, Institutional Sales Manager	N/A
Gary Ross	Vice President, Director of Sales	N/A
Erin D. Nelson	Vice President, Assistant General Counsel	N/A
JoEllen Legg	Vice President, Assistant General Counsel	N/A
David T. Buhler	Vice President, Senior Associate Counsel	N/A
Rhonda A. Mills	Vice President, Associate Counsel	N/A
Jennifer T. Welsh	Vice President, Associate Counsel	N/A
Paul F. Leone	Vice President, Associate Counsel	N/A
Randall D. Young	Secretary	N/A
Gregg Wm. Givens	Vice President, Treasurer and Asst. Secretary	N/A

* The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Item 33. Locations of Accounts and Records.

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are kept by the following:

(a)	Registrant's Shareholder Servicing and Transfer Agent, Bank of New York Mellon, One Wall Street, New York, New York 10286;
(b)	Registrant’s Principal Underwriter, ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203; and
(c)	Registrant’s Investment Advisor, ETSpreads, LLC., 44 Montgomery Street, Suite 2100, San Francisco, California 94104.

Item 34.  Management Services

Not applicable.

Item 35.  Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, the State of California, on May 16, 2014.

Exchange Traded Funds Trust
(Registrant)

By /s/ Stephen C. Rogers
Stephen C. Rogers, President

Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Stephen C. Rogers		Principal Executive Officer	May 16, 2014
Stephen C. Rogers		and Trustee

/s/ James W. Miller, Jr.*		Trustee	May 16, 2014
James W. Miller, Jr.

/s/ Kevin T. Kogler*		Trustee	May 16, 2014
Kevin T. Kogler

/s/ Stephen H. Sutro*		Trustee	May 16, 2014
Stephen H. Sutro

* By:	/s/ Stephen C. Rogers

Stephen C. Rogers, Attorney-in-Fact Pursuant to Power of Attorney dated October 24, 2013.

EXHIBIT INDEX

Exhibit No.	Description
28(j)(1)	Consent of Sutherland Asbill & Brennan
28(j)(2)	Independent Auditor’s Consent